Baird Short-Term Municipal Bond Fund
Schedule of Investments, September 30, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System:
4.000%, 11/01/2026 (Insured by BAM)	$250,000	$253,545
4.000%, 11/01/2027 (Insured by BAM)	375,000	381,145
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)	10,000,000	9,596,310
Alabama Housing Finance Authority,
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)	5,000,000	4,925,218
Alabama Incentives Financing Authority,
5.000%, 09/01/2023	650,000	660,226
Alabama Special Care Facilities Financing Authority,
1.850%, 11/15/2046 (Mandatory Tender Date 11/01/2022) (1)	425,000	424,497
Birmingham Airport Authority:
5.000%, 07/01/2024 (Insured by BAM)	190,000	194,934
5.000%, 07/01/2025 (Insured by BAM)	500,000	520,493
5.000%, 07/01/2026 (Insured by BAM)	450,000	474,480
Birmingham-Jefferson Civic Center Authority:
5.000%, 05/01/2024	430,000	441,102
5.000%, 05/01/2026	500,000	527,674
Black Belt Energy Gas District:
2.996%, 12/01/2048 (1 Month LIBOR USD + 0.900%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,730,000	1,712,812
4.000%, 12/01/2049 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)	1,050,000	1,040,184
2.800%, 10/01/2052 (SIFMA Municipal Swap Index + 0.350%)(Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (2)	1,000,000	935,967
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)	13,000,000	13,377,173
Chatom Industrial Development Board,
2.375%, 08/01/2037 (1)	3,000,000	2,996,099
Chilton County Health Care Authority,
5.000%, 11/01/2024	825,000	849,748
City of Oxford AL,
3.060%, 09/01/2041 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)	3,000,000	3,000,000
City of Phenix AL:
3.000%, 08/15/2023 (Insured by BAM)	100,000	99,464
2.000%, 04/01/2027	1,775,000	1,623,776
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	750,000	663,595
County of Morgan AL:
4.000%, 04/01/2023	210,000	210,916
4.000%, 04/01/2024	220,000	222,448
Douglas Water Authority,
3.000%, 07/01/2024 (Insured by AGM)	270,000	267,232
Greenville Public Improvement Cooperative District:
4.000%, 03/01/2023 (Insured by BAM)	100,000	100,342
5.000%, 03/01/2024 (Insured by BAM)	140,000	143,348
Lauderdale County Agriculture Center Authority:
5.000%, 07/01/2024	495,000	503,486
5.000%, 07/01/2025 (Callable 07/01/2024)	490,000	498,059
5.000%, 07/01/2026 (Pre-refunded to 07/01/2024)	545,000	561,016
5.000%, 07/01/2027 (Pre-refunded to 07/01/2024)	570,000	586,751
5.000%, 07/01/2028 (Pre-refunded to 07/01/2024)	600,000	617,633
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 02/01/2023)	375,000	363,758
Mobile County Board of School Commissioners,
5.000%, 03/01/2023	875,000	881,265
Pickens County Water Authority:
3.000%, 01/01/2023 (Insured by BAM)	155,000	154,648
3.000%, 01/01/2024 (Insured by BAM)	100,000	99,291
3.000%, 01/01/2025 (Insured by BAM)	160,000	157,898
Selma Industrial Development Board,
2.000%, 11/01/2033 (Mandatory Tender Date 10/01/2024) (1)	750,000	721,972
Southeast Alabama Gas Supply District,
2.995%, 04/01/2049 (1 Month LIBOR USD + 0.900%)(Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (2)	920,000	908,335
Southeast Energy Authority A Cooperative District,
5.000%, 05/01/2053 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)	1,250,000	1,250,928
Tallassee Board of Education:
4.000%, 08/01/2027 (Insured by AGM)	360,000	364,519
4.000%, 08/01/2028 (Insured by AGM)	405,000	410,798
Town of Berry AL,
3.250%, 09/01/2028 (Callable 09/01/2026)(Insured by AGM)	720,000	713,350
Total Alabama (Cost $57,431,834)		54,436,435	2.8%

Alaska
Alaska Housing Finance Corp.:
3.750%, 12/01/2042 (Callable 06/01/2028)	6,710,000	6,531,010
4.000%, 12/01/2048 (Callable 06/01/2027)	1,790,000	1,765,358
Alaska Industrial Development & Export Authority:
5.000%, 10/01/2022	550,000	550,000
5.000%, 10/01/2023	600,000	608,206
Alaska Municipal Bond Bank Authority,
5.000%, 12/01/2030 (Callable 06/01/2026)	1,450,000	1,508,070
Borough of Matanuska-Susitna AK,
5.250%, 09/01/2027 (Callable 09/01/2025)	5,615,000	5,863,407
University of Alaska:
5.000%, 10/01/2024	800,000	821,401
4.000%, 10/01/2025	330,000	333,025
4.000%, 10/01/2026 (Callable 10/01/2023)	1,400,000	1,407,290
5.000%, 10/01/2026	865,000	906,010
Total Alaska (Cost $21,598,820)		20,293,777	1.1%

Arizona
Arizona Industrial Development Authority:
5.000%, 02/01/2023	1,000,000	1,005,439
4.000%, 08/01/2023 (3)	265,000	263,608
5.000%, 05/01/2025	405,000	363,998
5.000%, 07/01/2027 (Callable 07/01/2026)	165,000	166,999
5.000%, 07/01/2028 (Callable 07/01/2026)	170,000	172,227
4.625%, 08/01/2028 (3)	375,000	364,074
5.000%, 07/01/2029 (Callable 07/01/2026)	160,000	161,983
5.000%, 07/01/2030 (Callable 07/01/2026)	190,000	192,085
5.000%, 07/01/2031 (Callable 07/01/2026)	195,000	196,567
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 10/31/2022) (3)	2,382,603	2,235,008
Chandler Industrial Development Authority,
2.400%, 12/01/2035 (Mandatory Tender Date 08/14/2023) (1)	265,000	262,300
Glendale Industrial Development Authority:
4.000%, 05/15/2025 (Callable 05/15/2024)	340,000	331,669
4.000%, 05/15/2026 (Callable 05/15/2024)	320,000	308,910
Industrial Development Authority of the County of Pima:
4.000%, 07/01/2023	265,000	264,127
4.000%, 09/01/2029 (Callable 03/01/2023)	3,700,000	3,709,879
Maricopa County AZ,
5.000%, 04/01/2025 (Pre-refunded to 04/01/2024)	295,000	300,345
Maricopa County Industrial Development Authority:
4.000%, 07/01/2024 (Insured by SD CRED PROG)	135,000	134,818
5.000%, 01/01/2048 (Mandatory Tender Date 10/18/2024) (1)	1,050,000	1,078,284
Maricopa County Unified School District No. 4:
5.000%, 07/01/2024	1,000,000	1,030,073
5.000%, 07/01/2025	1,000,000	1,046,327
Maricopa County Unified School District No. 89,
5.000%, 07/01/2027 (Callable 07/01/2024)	450,000	462,454
Salt Verde Financial Corp.,
5.250%, 12/01/2026	2,500,000	2,571,824
Santa Cruz County Jail District,
5.000%, 07/01/2029 (Callable 07/01/2027)(Insured by AGM)	150,000	157,859
University of Arizona,
5.000%, 06/01/2032 (Callable 06/01/2026)	1,020,000	1,067,948
Total Arizona (Cost $18,723,340)		17,848,805	0.9%

Arkansas
Arkansas Development Finance Authority:
4.000%, 07/01/2023	110,000	109,479
4.000%, 07/01/2024	100,000	98,807
4.000%, 07/01/2025	140,000	137,079
4.000%, 07/01/2026	190,000	184,544
4.000%, 07/01/2027	225,000	216,774
4.000%, 07/01/2028	230,000	218,379
Batesville Public Facilities Board:
5.000%, 06/01/2024	1,000,000	1,011,908
5.000%, 06/01/2025	1,385,000	1,410,506
5.000%, 06/01/2026	850,000	870,323
Benton Washington Regional Public Water Authority:
5.000%, 10/01/2025 (Insured by BAM)	465,000	485,811
5.000%, 10/01/2026 (Insured by BAM)	1,000,000	1,054,624
City of Bentonville AR,
1.050%, 11/01/2046 (Callable 11/01/2028)	2,795,000	2,683,248
City of Brookland AR,
1.500%, 09/01/2046 (Callable 09/01/2026)	865,000	787,180
City of Conway AR,
4.000%, 12/01/2023 (Callable 10/31/2022)	35,000	35,017
City of Elkins AR:
1.500%, 09/01/2046 (Callable 09/01/2026)(Insured by AGM)	430,000	377,451
1.500%, 09/01/2046 (Callable 09/01/2026)(Insured by AGM)	500,000	442,896
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	935,000	926,013
3.050%, 01/01/2047 (Callable 01/01/2027)	465,000	446,876
City of Forrest City AR,
1.550%, 11/01/2044 (Callable 11/01/2029)	945,000	823,488
City of Heber Springs AR:
3.000%, 11/01/2022 (Insured by BAM)	50,000	49,986
3.000%, 11/01/2023 (Insured by BAM)	40,000	39,776
3.000%, 11/01/2025 (Insured by BAM)	125,000	122,016
3.000%, 11/01/2026 (Insured by BAM)	105,000	101,325
City of Hot Springs AR:
3.000%, 10/01/2024 (Insured by BAM)	1,110,000	1,090,322
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by BAM)	255,000	257,121
City of Lonoke AR,
5.000%, 06/01/2023	160,000	161,767
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	5,000	4,985
City of Maumelle AR,
2.875%, 08/01/2038 (Callable 08/01/2025)	195,000	192,506
City of Mountain Home AR,
3.000%, 09/01/2026	865,000	832,426
City of Mountain View AR,
1.375%, 11/01/2050 (Callable 11/01/2027)(Insured by BAM)	580,000	552,266
City of North Little Rock AR:
5.000%, 11/01/2024	305,000	314,273
5.000%, 11/01/2025	510,000	533,242
5.000%, 11/01/2026	535,000	567,885
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	405,000	361,553
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	725,000	713,483
City of Springdale AR:
5.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	150,000	150,211
3.000%, 04/01/2043 (Callable 10/01/2022)(Insured by BAM)	115,000	115,000
Conway Health Facilities Board:
5.000%, 08/01/2023	500,000	505,145
5.000%, 08/01/2024	410,000	418,715
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)	945,000	816,908
County of Pulaski AR,
5.000%, 03/01/2031 (Callable 09/01/2026)	760,000	794,854
Dumas Arkansas School District No. 6:
1.450%, 02/01/2023 (Callable 10/31/2022)(Insured by ST AID)	245,000	242,975
1.500%, 02/01/2024 (Callable 10/31/2022)(Insured by ST AID)	245,000	237,720
Jacksonville North Pulaski County School District,
4.000%, 06/01/2029 (Callable 06/01/2027)(Insured by ST AID)	1,240,000	1,268,624
Lonoke White Public Water Authority,
3.000%, 12/01/2022 (Insured by BAM)	100,000	99,960
National Park College District,
3.000%, 05/01/2023	65,000	64,758
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 10/31/2022)(Insured by BAM)	375,000	375,239
Southern Arkansas University:
4.000%, 03/01/2023 (Insured by AGM)	465,000	466,178
4.000%, 03/01/2024 (Insured by AGM)	245,000	247,345
4.000%, 03/01/2024 (Insured by AGM)	175,000	176,675
University of Central Arkansas,
5.000%, 11/01/2024 (Insured by BAM)	1,425,000	1,466,882
Van Buren School District No. 42,
2.000%, 04/01/2024 (Insured by ST AID)	130,000	126,190
Total Arkansas (Cost $27,235,061)		25,788,714	1.3%

California
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022) (3)	13,068,000	12,671,492
Anaheim City School District,
0.000%, 08/01/2028 (Insured by AGM)	580,000	462,522
Anaheim Public Financing Authority:
5.000%, 09/01/2025	2,345,000	2,422,882
5.000%, 09/01/2026	990,000	1,030,926
Bay Area Toll Authority:
3.350%, 04/01/2045 (SIFMA Municipal Swap Index + 0.900%)(Callable 11/01/2022)(Mandatory Tender Date 05/01/2023) (2)	1,565,000	1,565,438
3.550%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	3,500,000	3,516,653
Beaumont Unified School District,
7.200%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (5)	160,000	182,499
Burbank Unified School District:
0.000%, 08/01/2024 (Insured by NATL)	6,550,000	6,129,323
0.000%, 07/01/2027 (Insured by NATL)	2,000,000	1,665,964
California Community College Financing Authority,
4.250%, 07/01/2032 (3)	500,000	463,657
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)(Mandatory Tender Date 03/01/2024) (1)	3,875,000	3,820,432
California Infrastructure & Economic Development Bank:
3.150%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	5,550,000	5,439,460
1.750%, 08/01/2055 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	1,265,000	1,096,489
California Municipal Finance Authority:
5.000%, 08/01/2023	670,000	674,859
5.000%, 08/01/2027 (3)	1,100,000	1,097,469
4.000%, 10/01/2031 (Callable 10/01/2026)	2,280,000	2,211,450
4.000%, 10/01/2032 (Callable 10/01/2026)	1,500,000	1,436,126
California Public Finance Authority:
2.125%, 11/15/2027 (Callable 05/15/2023) (3)	3,445,000	3,055,942
2.375%, 11/15/2028 (Callable 05/15/2023) (3)	4,250,000	3,692,924
3.125%, 05/15/2029 (Callable 11/15/2023) (3)	1,000,000	864,218
California State Public Works Board,
5.000%, 11/01/2038 (Callable 11/01/2023)	2,500,000	2,538,201
California Statewide Communities Development Authority:
3.000%, 07/01/2026 (Callable 10/31/2022)(Insured by CA MTG)	625,000	625,236
5.000%, 03/01/2037 (Callable 09/01/2026)(Mandatory Tender Date 03/01/2027) (1)	2,000,000	2,073,124
Campbell Union School District,
5.800%, 08/01/2035 (Callable 08/01/2026) (5)	775,000	837,978
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	810,000	805,736
City of Vernon CA:
5.000%, 08/01/2025	500,000	509,446
5.000%, 08/01/2026	600,000	614,672
Corona-Norco Unified School District,
5.250%, 08/01/2024 (5)	30,000	31,102
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,820,000	1,797,571
Fresno Unified School District:
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by BAM)	100,000	55,300
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by BAM)	645,000	332,772
0.000%, 08/01/2034 (Callable 08/01/2023)(Insured by BAM)	400,000	192,685
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	150,000	67,400
0.000%, 08/01/2039 (Callable 08/01/2023)(Insured by BAM)	650,000	220,681
0.000%, 08/01/2040 (Callable 08/01/2023)(Insured by BAM)	805,000	254,664
0.000%, 08/01/2041 (Callable 08/01/2023)(Insured by BAM)	1,000,000	294,093
0.000%, 08/01/2044 (Callable 08/01/2023)	1,140,000	266,481
Indio Finance Authority,
3.550%, 09/02/2029 (Callable 03/02/2024) (3)	5,380,000	5,117,543
La Mirada Redevelopment Agency Successor Agency,
0.000%, 08/15/2027 (Insured by NATL)	500,000	414,500
Moreno Valley Unified School District,
0.000%, 08/01/2025 (Insured by NATL)	3,025,000	2,732,636
Newman-Crows Landing Unified School District,
0.000%, 08/01/2025	1,000,000	894,876
Oakland California University School District,
5.000%, 08/01/2029 (Callable 08/01/2026)	395,000	418,866
Ontario Public Financing Authority:
5.000%, 11/01/2024 (Insured by AGM)	100,000	103,446
5.000%, 11/01/2025 (Insured by AGM)	250,000	262,213
5.000%, 11/01/2027 (Insured by AGM)	175,000	188,067
Piedmont Unified School District:
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	138,359
0.000%, 08/01/2036 (Callable 08/01/2023)	1,040,000	459,128
0.000%, 08/01/2037 (Callable 08/01/2023)	400,000	165,296
0.000%, 08/01/2039 (Callable 08/01/2023)	420,000	152,185
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)(Insured by BAM)	60,000	53,212
0.000%, 08/01/2026 (Callable 08/01/2023)(Insured by BAM)	35,000	29,466
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	585,000	296,025
Rosemead School District:
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by AGM)	495,000	280,278
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by AGM)	700,000	368,846
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by AGM)	735,000	332,957
Roseville Natural Gas Financing Authority,
5.000%, 02/15/2023	330,000	331,212
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2024)	725,000	742,467
0.000%, 07/01/2026 (Insured by AGM)	300,000	261,097
San Joaquin Hills Transportation Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	270,000	245,138
San Mateo Union High School District,
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (5)	480,000	498,077
Sutter Union High School District,
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	300,000	44,845
Tulare Union High School District,
0.000%, 08/01/2026 (Insured by NATL)	2,245,000	1,940,436
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	8,000,000	7,570,422
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to 02/01/2024)(Insured by BAM)	275,000	128,927
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)(Insured by BAM)	135,000	59,125
University of California,
5.000%, 05/15/2025	1,000,000	1,049,711
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)	485,000	496,014
Victor Valley Union High School District,
0.000%, 08/01/2044 (Pre-refunded to 08/01/2023)	1,000,000	296,642
Western Placer Unified School District:
2.000%, 06/01/2025 (Callable 06/01/2023)	5,735,000	5,396,157
2.000%, 06/01/2025 (Callable 06/01/2023)	3,300,000	3,104,225
Westminster School District:
0.000%, 08/01/2025 (Insured by AGC)	1,000,000	902,098
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	315,000	134,244
0.000%, 08/01/2038 (Callable 08/01/2023)(Insured by BAM)	620,000	230,076
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	2,660,000	462,708
0.000%, 08/01/2053 (Callable 08/01/2023)(Insured by BAM)	480,000	56,675
Total California (Cost $106,949,573)		101,376,062	5.3%

Colorado
Adams & Arapahoe Joint School District,
5.000%, 12/01/2025 (Insured by ST AID)	1,380,000	1,454,574
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	300,000	308,828
5.000%, 12/01/2025 (Insured by BAM)	315,000	327,692
City & County of Denver CO,
5.000%, 12/01/2026	5,000,000	5,173,393
Colorado Educational & Cultural Facilities Authority:
5.000%, 12/01/2022	200,000	200,490
4.000%, 04/01/2023	35,000	35,102
5.000%, 10/01/2023 (ETM)	1,360,000	1,382,058
5.250%, 03/01/2025 (Insured by NATL)	1,950,000	2,009,531
4.000%, 07/01/2025	140,000	140,466
4.000%, 12/15/2025 (3)	575,000	566,040
5.000%, 06/15/2027 (Callable 06/15/2026)	635,000	662,783
Colorado Health Facilities Authority:
5.000%, 12/01/2023 (Pre-refunded to 12/01/2022)	1,000,000	1,002,965
5.000%, 05/15/2025 (Pre-refunded to 05/15/2023)	320,000	323,260
5.000%, 10/01/2025	350,000	361,935
5.000%, 10/01/2026	425,000	440,201
5.000%, 12/01/2027 (Pre-refunded to 12/01/2022)	300,000	300,890
2.125%, 05/15/2028 (Callable 05/15/2023)	1,750,000	1,586,433
3.500%, 05/15/2030 (Callable 05/15/2023)	3,500,000	3,081,145
5.000%, 12/01/2030 (Callable 06/01/2025)	1,030,000	1,036,819
5.000%, 11/15/2036 (Mandatory Tender Date 11/15/2023) (1)	195,000	198,402
2.800%, 05/15/2042 (1)	2,100,000	2,099,069
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)	1,750,000	1,868,818
5.000%, 11/15/2048 (Mandatory Tender Date 11/20/2025) (1)	195,000	202,672
5.000%, 08/01/2049 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	1,235,000	1,266,472
3.000%, 05/15/2061 (SIFMA Municipal Swap Index + 0.550%)(Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (2)	3,000,000	3,000,023
5.000%, 05/15/2062 (Callable 08/15/2027)(Mandatory Tender Date 08/15/2028) (1)	7,515,000	8,003,425
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	240,000	237,852
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	690,000	684,973
3.250%, 05/01/2052 (Callable 11/01/2030)(Insured by GNMA)	4,530,000	4,290,027
1.650%, 10/01/2057 (Mandatory Tender Date 04/01/2023)(Insured by FHA) (1)	2,415,000	2,390,536
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	555,000	555,000
Denver City & County Housing Authority,
0.750%, 02/01/2026 (Insured by HUD)	245,000	221,224
Denver Health & Hospital Authority,
4.000%, 12/01/2027 (Callable 12/01/2023)	255,000	247,779
E-470 Public Highway Authority,
2.386%, 09/01/2039 (SOFR + 0.350%)(Callable 06/01/2024)(Mandatory Tender Date 09/01/2024) (2)	7,525,000	7,448,570
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	3,600,000	3,460,836
Gunnison County Crested Butte Fire Protection District,
4.000%, 12/01/2025	675,000	685,912
High Plains Metropolitan District:
4.000%, 12/01/2022 (Insured by NATL)	420,000	420,423
4.000%, 12/01/2024 (Insured by NATL)	225,000	227,217
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	151,095
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025 (3)	850,000	703,286
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	49,000	48,854
3.000%, 12/01/2022	50,000	49,852
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	30,523
Vauxmont Metropolitan District:
5.000%, 12/15/2026 (Callable 12/15/2024)(Insured by AGM)	135,000	143,382
5.000%, 12/15/2027 (Callable 12/15/2024)(Insured by AGM)	160,000	170,064
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	204,507
Total Colorado (Cost $61,660,954)		59,405,398	3.1%

Connecticut
City of Bridgeport CT:
5.000%, 02/01/2024 (Insured by BAM)	475,000	485,523
5.000%, 02/15/2024	850,000	868,561
5.000%, 08/01/2024	175,000	180,029
5.000%, 02/15/2025	1,450,000	1,501,455
5.000%, 08/01/2025	200,000	208,373
5.000%, 02/15/2027	2,480,000	2,628,592
5.000%, 08/01/2027	300,000	319,633
City of West Haven CT:
4.000%, 09/15/2025	505,000	510,998
4.000%, 09/15/2026	505,000	512,274
4.000%, 09/15/2027	245,000	248,043
Connecticut Housing Finance Authority:
4.000%, 11/15/2044 (Callable 11/15/2023)	25,000	24,964
4.000%, 11/15/2045 (Callable 11/15/2027)	120,000	118,154
4.000%, 05/15/2049 (Callable 11/15/2028)	1,125,000	1,104,451
3.500%, 11/15/2051 (Callable 05/15/2031)	3,500,000	3,336,133
Connecticut State Health & Educational Facilities Authority:
5.000%, 07/01/2023	855,000	861,454
5.000%, 07/01/2024	965,000	977,970
5.000%, 07/01/2025	460,000	471,334
2.750%, 01/01/2026 (Callable 10/31/2022) (3)	450,000	426,474
5.000%, 11/01/2026 (Pre-refunded to 11/01/2022)	445,000	445,643
5.000%, 07/01/2027	210,000	217,586
5.000%, 07/01/2028 (Callable 07/01/2024)	685,000	696,111
5.000%, 07/01/2028	300,000	312,693
Connecticut State Higher Education Supplement Loan Authority:
5.000%, 11/15/2022 (ETM)	500,000	501,069
5.000%, 11/15/2023 (ETM)	400,000	407,688
5.000%, 11/15/2023 (ETM)	850,000	866,337
5.000%, 11/15/2024 (ETM)	450,000	465,878
5.000%, 11/15/2024 (ETM)	225,000	232,939
State of Connecticut:
3.400%, 03/01/2024 (SIFMA Municipal Swap Index + 0.950%) (2)	270,000	272,457
4.000%, 06/15/2025	1,000,000	1,016,987
5.000%, 09/15/2026	1,000,000	1,059,743
5.000%, 10/01/2026	1,040,000	1,103,973
5.000%, 06/15/2027	500,000	534,867
5.000%, 10/01/2027 (Callable 10/01/2023)	1,005,000	1,021,878
Town of Hamden CT,
5.000%, 08/01/2023 (Insured by BAM)	150,000	151,971
Town of Plainfield CT,
3.375%, 07/15/2026 (Callable 07/15/2024)	275,000	275,311
Town of Plymouth CT,
3.000%, 10/15/2027 (Callable 10/15/2024)(Insured by BAM)	300,000	296,300
Town of Stratford CT:
5.000%, 05/15/2026 (Insured by BAM)	265,000	278,425
5.000%, 05/15/2028 (Insured by BAM)	400,000	428,823
University of Connecticut:
5.000%, 05/01/2024	1,600,000	1,644,787
5.000%, 05/01/2025	2,000,000	2,084,421
5.000%, 11/15/2026 (Callable 11/15/2022)	760,000	761,067
Total Connecticut (Cost $31,224,837)		29,861,369	1.6%

Delaware
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	237,944
5.000%, 10/01/2025 (Insured by BAM)	140,000	146,998
Delaware State Economic Development Authority:
5.000%, 10/01/2028 (Callable 10/01/2024)(Insured by AGM)	1,000,000	1,028,704
5.000%, 10/01/2029 (Callable 10/10/2022)	1,000,000	1,001,070
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 06/01/2023)(Insured by GNMA)	101,294	93,738
Delaware Transportation Authority,
2.500%, 07/01/2029 (Callable 07/01/2026)	1,000,000	921,819
Total Delaware (Cost $3,620,832)		3,430,273	0.2%

District of Columbia
District of Columbia:
5.000%, 07/01/2025	500,000	510,886
5.000%, 12/01/2026 (Callable 12/01/2022)	310,000	310,944
4.000%, 12/01/2028 (Callable 12/01/2022)	415,000	415,597
3.000%, 06/01/2030	1,205,000	1,058,769
District of Columbia Housing Finance Agency:
3.500%, 06/15/2023	100,000	99,798
0.350%, 04/01/2025 (Mandatory Tender Date 04/01/2024)(Insured by FNMA) (1)	1,800,000	1,695,860
1.750%, 09/01/2025 (Mandatory Tender Date 09/01/2023)(Insured by FHA) (1)	2,260,000	2,217,506
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)(Mandatory Tender Date 10/01/2027) (1)	12,100,000	11,704,394
Metropolitan Washington Airports Authority,
5.000%, 10/01/2029 (Callable 10/01/2024)	3,250,000	3,302,520
Total District of Columbia (Cost $22,281,971)		21,316,274	1.1%

Florida
Capital Trust Agency, Inc.:
4.000%, 12/15/2024	215,000	211,795
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	195,000	195,118
4.250%, 12/01/2042 (Pre-refunded to 12/01/2022)	65,000	68,342
City of Jacksonville FL:
5.000%, 11/01/2022	100,000	100,128
5.000%, 10/01/2025	500,000	522,667
5.000%, 10/01/2029 (Callable 10/01/2026)	1,175,000	1,235,160
City of Lakeland FL,
5.000%, 11/15/2028 (Callable 11/15/2026)	640,000	663,374
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	100,000	96,614
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	1,000,000	1,041,714
City of Tallahassee FL:
5.000%, 12/01/2022	475,000	476,225
5.000%, 12/01/2024	200,000	204,840
5.000%, 12/01/2025	500,000	515,623
5.000%, 12/01/2026 (Callable 12/01/2025)	955,000	979,219
5.000%, 12/01/2027 (Callable 12/01/2025)	400,000	408,798
County of Brevard FL,
5.000%, 07/01/2031 (Callable 07/01/2027)	550,000	579,314
County of Broward FL:
5.000%, 09/01/2025 (Callable 09/01/2023)	1,540,000	1,562,566
5.000%, 09/01/2026 (Callable 09/01/2023)	1,045,000	1,059,750
5.000%, 09/01/2027 (Callable 09/01/2023)	1,525,000	1,548,169
4.000%, 10/01/2042 (Callable 10/31/2022)	300,000	271,185
County of Miami-Dade FL:
0.000%, 10/01/2023 (ETM)(Insured by NATL)	200,000	193,549
5.000%, 10/01/2027 (Callable 10/01/2025)	500,000	519,903
0.000%, 10/01/2028 (ETM)(Insured by NATL)	50,000	40,483
4.500%, 03/01/2033 (Callable 03/01/2023)	200,000	200,733
Florida Department of Environmental Protection,
5.000%, 07/01/2025	525,000	549,885
Florida Development Finance Corp.:
5.000%, 04/01/2023	275,000	277,344
4.000%, 06/15/2024	860,000	857,217
2.625%, 12/15/2024 (3)	285,000	272,610
5.000%, 04/01/2025	200,000	205,152
5.000%, 06/15/2025	220,000	223,766
5.250%, 02/01/2026 (Pre-refunded to 08/01/2023)	100,000	101,688
5.000%, 06/15/2026	370,000	378,287
5.000%, 06/15/2026	270,000	276,047
2.375%, 06/01/2027 (Callable 06/01/2023) (3)	830,000	733,750
5.000%, 06/15/2027	390,000	400,127
5.000%, 06/15/2027	285,000	292,401
5.000%, 06/15/2028 (Callable 06/15/2027)	355,000	363,742
5.250%, 06/15/2029 (Callable 06/15/2027) (3)	1,000,000	958,508
3.000%, 07/01/2031 (3)	1,225,000	1,031,379
Florida Gulf Coast University Financing Corp.,
5.000%, 02/01/2027	270,000	282,405
Florida Higher Educational Facilities Financial Authority:
5.000%, 04/01/2028 (Callable 04/01/2026)	485,000	500,338
5.000%, 11/01/2032 (Callable 11/01/2026)	965,000	994,696
Florida Housing Finance Corp.:
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	50,000	49,751
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	1,000,000	991,326
Florida Municipal Loan Council:
4.000%, 12/01/2022 (Insured by AGM)	155,000	155,201
0.000%, 04/01/2023 (Insured by NATL)	265,000	259,691
5.000%, 12/01/2023 (Insured by AGM)	160,000	162,988
5.000%, 12/01/2024 (Insured by AGM)	85,000	87,949
Greater Orlando Aviation Authority,
5.000%, 10/01/2027	4,000,000	4,182,165
Herons Glen Recreation District,
2.500%, 05/01/2027 (Insured by BAM)	250,000	230,043
Highlands County Health Facilities Authority,
2.470%, 11/15/2035 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)	1,000,000	1,000,000
Hillsborough County Industrial Development Authority:
3.500%, 10/01/2028 (Pre-refunded to 10/01/2023)	405,000	404,861
5.000%, 10/01/2028 (Pre-refunded to 10/01/2023)	2,195,000	2,230,601
Hillsborough County School Board,
5.000%, 07/01/2028 (Callable 07/01/2026)	370,000	387,874
Hollywood Beach Community Development District I,
5.000%, 10/01/2027	545,000	563,338
Hollywood Community Redevelopment Agency:
5.000%, 03/01/2023	665,000	669,355
5.000%, 03/01/2024	820,000	836,994
Jacksonville Electric Authority:
5.000%, 10/01/2023	150,000	152,580
5.000%, 10/01/2023	210,000	213,612
Lee County School Board,
5.000%, 08/01/2023	190,000	192,917
Miami Beach Health Facilities Authority,
4.000%, 11/15/2025 (Pre-refunded to 11/15/2022)	735,000	735,765
Miami-Dade County Educational Facilities Authority,
5.000%, 04/01/2023	150,000	151,264
Orange County Convention Center:
5.000%, 10/01/2028 (Callable 10/01/2025)	75,000	78,222
5.000%, 10/01/2029 (Callable 10/01/2025)	2,005,000	2,087,629
Orange County Health Facilities Authority:
4.000%, 08/01/2024	25,000	24,985
5.000%, 08/01/2028 (Callable 08/01/2024)	2,000,000	2,033,217
Orange County Housing Finance Authority:
4.000%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	110,000	109,855
4.250%, 09/01/2049 (Callable 09/01/2027)(Insured by GNMA)	170,000	168,719
Osceola County Expressway Authority,
0.000%, 10/01/2024 (ETM)	275,000	256,507
Palm Beach County Health Facilities Authority:
5.000%, 11/15/2022	220,000	220,299
5.000%, 12/01/2031 (Pre-refunded to 12/01/2024)	1,250,000	1,294,952
Pinellas County Housing Authority,
1.000%, 11/01/2027 (Insured by FNMA)	2,840,000	2,526,482
Pinellas County Industrial Development Authority,
5.000%, 07/01/2029	450,000	453,181
Reedy Creek Improvement District,
5.000%, 10/01/2024 (Callable 10/01/2023)	145,000	147,476
Sarasota County Public Hospital District,
5.250%, 07/01/2024 (Insured by NATL)	130,000	132,791
School Board of Miami-Dade County,
5.000%, 05/01/2031 (Mandatory Tender Date 05/01/2024) (1)	1,455,000	1,490,540
Seminole County Industrial Development Authority:
4.000%, 06/15/2024 (3)	130,000	128,088
4.000%, 06/15/2025 (3)	100,000	97,426
4.000%, 06/15/2026 (3)	155,000	148,958
4.000%, 06/15/2027 (3)	240,000	227,735
St. Johns River Power Park,
5.000%, 10/01/2024 (Callable 10/31/2022)	105,000	105,558
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)	1,150,000	1,163,399
State of Florida,
5.000%, 07/01/2025	1,500,000	1,572,709
Sumter County Industrial Development Authority,
5.000%, 07/01/2026 (Callable 07/01/2024)	2,000,000	2,041,091
Tender Option Bond Trust,
3.060%, 06/15/2062 (1)(3)	11,000,000	11,000,000
UCF Convocation Corp.:
5.000%, 10/01/2028 (Callable 10/01/2025)	655,000	685,643
5.000%, 10/01/2030 (Callable 10/01/2025)	935,000	976,033
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	485,000	491,386
University of West Florida,
5.000%, 06/01/2026	1,000,000	1,051,211
Volusia County Educational Facility Authority:
5.000%, 10/15/2029 (Callable 04/15/2025)	1,035,000	1,060,208
5.000%, 10/15/2033 (Callable 04/15/2025)	550,000	560,157
Total Florida (Cost $70,492,468)		67,387,343	3.5%

Georgia
Athens Housing Authority:
5.000%, 06/15/2027	1,570,000	1,677,370
5.000%, 06/15/2028 (Callable 06/15/2027)	1,755,000	1,874,124
Atlanta Development Authority,
5.000%, 07/01/2024	140,000	143,851
Atlanta Urban Residential Finance Authority:
1.350%, 01/01/2025 (Callable 10/21/2022)(Mandatory Tender Date 01/01/2023)(Insured by HUD) (1)(3)	2,000,000	1,989,182
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)	8,053,000	7,793,755
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	350,000	376,317
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	170,000	167,687
1.500%, 01/01/2040 (Mandatory Tender Date 02/03/2025) (1)	6,695,000	6,178,150
1.700%, 12/01/2049 (Mandatory Tender Date 08/22/2024) (1)	1,680,000	1,593,828
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 10/31/2022)	450,000	450,647
5.000%, 01/01/2024 (Callable 10/31/2022)	515,000	515,789
4.000%, 07/01/2026 (Callable 07/01/2023)	100,000	100,237
Cobb-Marietta Coliseum & Exhibit Hall Authority,
5.500%, 10/01/2026 (Insured by NATL)	755,000	784,496
Development Authority for Fulton County:
5.000%, 10/01/2025	975,000	1,013,847
5.000%, 10/01/2026	1,490,000	1,566,854
5.000%, 10/01/2027	1,015,000	1,078,687
Development Authority of Bulloch County:
5.000%, 07/01/2023	260,000	263,508
5.000%, 07/01/2024	200,000	205,501
5.000%, 07/01/2025	315,000	327,827
5.000%, 07/01/2026	330,000	347,240
Development Authority of Cobb County:
5.000%, 07/15/2024 (ETM)	445,000	458,752
5.000%, 07/15/2024	1,455,000	1,494,585
Development Authority of Monroe County,
2.250%, 07/01/2025 (Callable 06/13/2024)	1,390,000	1,306,058
Fayette County Hospital Authority,
5.000%, 07/01/2054 (Callable 01/01/2024)(Mandatory Tender Date 07/01/2024) (1)	1,755,000	1,782,947
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	610,000	667,569
George L Smith II Congress Center Authority,
3.625%, 01/01/2031 (3)	5,120,000	4,318,554
Georgia Higher Education Facilities Authority,
5.000%, 06/15/2027	1,815,000	1,931,017
Housing Authority of Clayton County,
1.400%, 04/01/2025 (Callable 01/01/2023)(Mandatory Tender Date 04/01/2023) (1)(3)	1,900,000	1,877,554
Macon-Bibb County Housing Authority:
4.500%, 10/01/2024 (Callable 10/21/2022)(Mandatory Tender Date 05/01/2023)(Insured by HUD) (1)(6)	5,850,000	5,844,429
1.400%, 11/01/2024 (Callable 10/21/2022)(Mandatory Tender Date 11/01/2022)(Insured by HUD) (1)	1,250,000	1,247,945
Main Street Natural Gas, Inc.:
5.000%, 05/15/2026	610,000	621,782
5.000%, 09/01/2026 (Callable 06/01/2026)	500,000	504,042
2.856%, 04/01/2048 (1 Month LIBOR USD + 0.750%)(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)	4,965,000	4,921,581
4.000%, 08/01/2048 (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (1)	500,000	500,993
4.000%, 03/01/2050 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	8,330,000	8,072,751
4.000%, 07/01/2052 (Callable 06/01/2027)(Mandatory Tender Date 09/01/2027) (1)	6,700,000	6,619,347
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)	14,750,000	13,878,561
Monroe County Public Facilities Authority,
5.000%, 06/01/2025	200,000	208,174
Municipal Electric Authority of Georgia,
5.000%, 01/01/2028 (Callable 07/01/2026)	1,500,000	1,566,541
Pelham School District:
5.000%, 09/01/2023 (Insured by ST AID)	290,000	294,197
5.000%, 09/01/2024 (Insured by ST AID)	210,000	216,060
Private Colleges & Universities Authority,
5.000%, 06/01/2024	325,000	332,746
Total Georgia (Cost $93,565,861)		87,115,082	4.5%

Hawaii
State of Hawaii,
5.250%, 08/01/2024 (Callable 08/01/2023)	2,000,000	2,018,828
Total Hawaii (Cost $2,026,611)		2,018,828	0.1%

Idaho
Boise-Kuna Irrigation District,
5.000%, 06/01/2025 (Callable 12/01/2024)	555,000	572,967
Total Idaho (Cost $594,647)		572,967	0.0%

Illinois
Adams & Hancock Counties Community Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)(Insured by BAM)	275,000	279,452
Channahon Park District:
4.000%, 12/15/2025 (Insured by BAM)	365,000	371,299
4.000%, 12/15/2026 (Insured by BAM)	380,000	388,327
Chicago Board of Education:
0.000%, 12/01/2022 (Insured by NATL)	7,485,000	7,437,708
0.000%, 12/01/2022 (Insured by BHAC)	125,000	124,306
5.000%, 12/01/2022 (Insured by AGM)	145,000	145,367
5.000%, 12/01/2023 (Insured by AGM)	500,000	507,912
5.250%, 12/01/2023 (Insured by AGC)	675,000	682,346
Chicago Park District:
5.000%, 01/01/2024 (ETM)	1,150,000	1,175,206
5.000%, 01/01/2024	155,000	157,714
City of Chicago IL:
5.000%, 01/01/2024 (Callable 10/31/2022)	705,000	705,756
5.000%, 11/01/2025	2,000,000	2,055,811
5.000%, 11/01/2026	2,900,000	2,997,803
0.000%, 01/01/2027 (Insured by NATL)	5,335,000	4,447,752
5.000%, 01/01/2027 (Callable 01/01/2025)	1,085,000	1,110,915
5.000%, 11/01/2028 (Callable 11/01/2026)	1,000,000	1,029,789
City of Country Club Hills IL:
3.000%, 01/01/2025 (Insured by BAM)	190,000	186,202
3.000%, 01/01/2026 (Insured by BAM)	285,000	276,128
3.000%, 01/01/2027 (Insured by BAM)	175,000	167,937
3.000%, 01/01/2028 (Insured by BAM)	185,000	175,641
City of Evanston IL,
3.000%, 12/01/2028	6,235,000	6,017,921
City of Galesburg IL:
5.000%, 10/01/2025	125,000	128,479
5.000%, 10/01/2026	145,000	149,647
5.000%, 10/01/2027	175,000	181,286
5.000%, 10/01/2028	175,000	181,547
City of Oregon IL,
4.000%, 12/01/2024 (Pre-refunded to 12/01/2022)	105,000	105,143
City of Princeton IL:
4.000%, 11/01/2022 (Insured by AGM)	100,000	100,046
4.000%, 01/01/2023 (Insured by AGM)	50,000	50,057
4.000%, 01/01/2025 (Insured by AGM)	120,000	121,484
City of Rock Island IL,
3.000%, 12/01/2022	435,000	434,774
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	112,120
City of Springfield IL:
5.000%, 12/01/2023	155,000	157,895
5.000%, 03/01/2024	180,000	183,730
City of Waukegan IL,
3.000%, 12/30/2022	365,000	364,731
Cook County Community Unit School District No. 401,
4.000%, 12/01/2026	3,030,000	3,093,549
Cook County High School District No. 209,
4.000%, 12/01/2030 (Callable 12/01/2024)(Insured by AGM)	575,000	580,911
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,381,214
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	114,000	113,735
Cook County School District No. 159,
0.000%, 12/01/2022 (Insured by AGM)	20,000	19,883
Cook County School District No. 99:
4.000%, 12/01/2024	760,000	769,604
4.000%, 12/01/2026 (Insured by BAM)	1,150,000	1,173,672
4.000%, 12/01/2027 (Insured by BAM)	1,195,000	1,225,221
Cook County Township High School District No. 201,
0.000%, 12/01/2025 (Insured by AGM)	165,000	144,851
County of Cook IL:
5.000%, 11/15/2028 (Callable 11/15/2026)	3,000,000	3,151,801
5.000%, 11/15/2032 (Callable 11/15/2027)	1,000,000	1,049,904
Exceptional Children Have Opportunities:
5.000%, 12/01/2024	380,000	392,222
5.000%, 12/01/2025	505,000	528,111
5.000%, 12/01/2025	245,000	256,212
5.000%, 12/01/2026	530,000	561,055
5.000%, 12/01/2026	255,000	269,941
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534,
4.000%, 12/01/2027 (Pre-refunded to 12/01/2022)(Insured by BAM)	90,000	90,129
Hampshire Special Service Area No. 13:
3.000%, 03/01/2023 (Insured by BAM)	210,000	209,066
3.000%, 03/01/2026 (Insured by BAM)	90,000	85,832
Hoffman Estates Park District,
5.000%, 12/01/2025	2,120,000	2,179,162
Illinois Development Finance Authority,
0.000%, 07/15/2025 (ETM)	2,885,000	2,607,592
Illinois Finance Authority:
5.000%, 05/15/2023	120,000	121,172
5.000%, 08/01/2023	1,455,000	1,462,899
5.000%, 09/01/2023	900,000	906,115
5.000%, 05/15/2024	350,000	358,135
5.000%, 11/01/2024	385,000	390,531
5.000%, 08/15/2027 (Callable 08/15/2025)	1,000,000	1,025,858
5.000%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,627,086
5.000%, 10/01/2030 (Callable 10/01/2026)	500,000	519,817
4.000%, 11/01/2030	2,995,000	3,016,035
4.000%, 12/01/2032 (Callable 06/01/2026)	1,000,000	925,988
3.300%, 11/01/2034 (SOFR + 1.200%)(Callable 03/01/2025)(Mandatory Tender Date 09/01/2025) (2)	2,000,000	1,978,013
4.000%, 07/01/2038 (Pre-refunded to 07/01/2026)	5,005,000	5,095,942
5.000%, 05/15/2050 (Callable 05/15/2026)(Mandatory Tender Date 11/15/2026) (1)	4,160,000	4,320,584
Illinois Housing Development Authority:
2.600%, 10/01/2025 (Insured by GNMA)	475,000	463,832
2.750%, 04/01/2026 (Insured by GNMA)	605,000	591,841
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	194,633	142,705
4.500%, 10/01/2048 (Callable 04/01/2028)(Insured by GNMA)	430,000	430,855
2.830%, 05/15/2050 (SIFMA Municipal Swap Index + 1.000%)(Callable 11/15/2024)(Mandatory Tender Date 05/15/2025) (2)	1,250,000	1,251,263
Illinois Sports Facilities Authority,
5.000%, 06/15/2028 (Insured by BAM)	1,000,000	1,044,107
Joliet Park District,
4.000%, 02/01/2023 (Insured by BAM)	150,000	150,342
Joliet Regional Port District,
4.000%, 06/30/2025 (Callable 06/30/2024)(Insured by AGM)	40,000	40,448
Kane County School District No. 131,
3.500%, 06/01/2024 (Callable 10/31/2022)(Insured by AGM)	5,000	5,004
Kankakee, Iroquois, Ford, Etc. Counties Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	448,300
Kankakee, Will, Grundy, Etc. Counties Community College District No. 520,
3.500%, 12/01/2026	3,340,000	3,247,310
Kendall County Forest Preserve District,
4.000%, 01/01/2025 (Insured by BAM)	215,000	217,658
Kendall Kane & Will Counties Community Unit School District No. 308:
5.000%, 02/01/2025 (Insured by BAM)	2,640,000	2,738,223
5.000%, 02/01/2026 (Insured by BAM)	2,775,000	2,914,298
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025 (Callable 01/15/2023)	340,000	341,812
Lake County Elementary School District No. 6:
0.000%, 12/01/2022 (Insured by AMBAC)	115,000	114,234
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	63,430
Lake County School District No. 38:
0.000%, 02/01/2023 (Insured by AMBAC)	1,135,000	1,120,660
0.000%, 02/01/2025 (Insured by AMBAC)	210,000	190,388
Logan, Sangamon, Etc. Counties Community Unit School District No. 23,
5.000%, 12/01/2022 (Insured by AGM)	520,000	521,483
Macon & De Witt Counties Community Unit School District No. 1,
2.250%, 12/01/2022 (Callable 10/31/2022)	60,000	59,876
Macon County School District No. 61:
4.000%, 12/01/2025 (Insured by AGM)	345,000	351,216
4.000%, 12/01/2026 (Insured by AGM)	460,000	470,365
4.000%, 12/01/2027 (Insured by AGM)	850,000	870,284
Madison-Macoupin, Etc. Counties Community College District No. 536,
4.000%, 05/01/2025 (Insured by AGM)	400,000	405,462
McHenry & Kane Counties Community Consolidated School District No. 158,
0.000%, 01/01/2024 (Insured by AGC)	5,200,000	4,958,819
McHenry County Community Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)	160,000	164,110
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022 (Insured by AGM)	300,000	300,340
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)	100,000	101,211
0.000%, 06/15/2024 (Insured by NATL)	35,000	32,613
3.000%, 06/15/2024 (Callable 12/15/2023)	1,000,000	978,372
0.000%, 12/15/2025 (Insured by NATL)	65,000	56,632
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2027 (Callable 12/01/2026)	535,000	570,404
Newport Township Fire Protection District,
4.000%, 01/01/2023 (Insured by BAM)	135,000	135,135
Northern Illinois University:
5.000%, 04/01/2027	550,000	572,224
5.000%, 04/01/2028	650,000	681,107
5.000%, 10/01/2029 (Insured by BAM)	315,000	332,747
5.000%, 10/01/2030 (Insured by BAM)	325,000	347,326
Park Ridge Park District,
2.500%, 12/01/2028	4,110,000	3,826,708
Pike & Adams Counties Community Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	349,125
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	235,000	237,766
Regional Transportation Authority,
5.750%, 06/01/2023 (Insured by AGM)	40,000	40,622
Sales Tax Securitization Corp.,
5.000%, 01/01/2024	200,000	203,453
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)(Insured by AGM)	400,000	402,830
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	435,000	437,634
South Sangamon Water Commission,
4.000%, 01/01/2027 (Insured by AGM)	400,000	401,461
Southwestern Illinois Development Authority,
7.125%, 11/01/2030 (Pre-refunded to 11/01/2023)	195,000	202,647
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	462,083
St. Clair County Community Consolidated School District No. 90,
0.000%, 12/01/2022	190,000	188,913
St. Clair County School District No. 119,
5.000%, 04/01/2023 (Insured by AGM)	300,000	302,615
St. Clair County Township High School District No. 203,
4.000%, 12/01/2022	400,000	400,518
State of Illinois:
5.000%, 06/15/2023	270,000	272,581
5.000%, 06/15/2023	670,000	676,404
5.000%, 06/15/2026	6,560,000	6,834,680
6.000%, 06/15/2026 (Insured by BAM)	200,000	216,135
Town of Cicero IL,
4.000%, 01/01/2026 (Insured by BAM)	590,000	589,297
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	120,988
University of Illinois:
5.000%, 04/01/2026	1,905,000	1,995,448
5.000%, 04/01/2027	2,000,000	2,118,747
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2022	680,000	681,503
5.000%, 12/01/2023	400,000	404,106
Village of Calumet Park IL,
5.250%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	500,000	518,598
Village of Crestwood IL:
4.000%, 12/15/2023 (Insured by BAM)	540,000	544,127
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	60,135
Village of Glendale Heights IL,
4.000%, 12/15/2030 (Callable 12/15/2027)	750,000	766,598
Village of Kenilworth IL:
4.000%, 12/01/2024	375,000	381,126
4.000%, 12/01/2025	390,000	398,741
4.000%, 12/01/2026	405,000	416,023
4.000%, 12/01/2027	220,000	226,962
Village of Lansing IL:
5.000%, 03/01/2023 (Insured by AGM)	275,000	276,465
5.000%, 03/01/2024 (Insured by BAM)	230,000	233,657
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	25,075
Village of Matteson IL,
4.000%, 12/01/2026 (Insured by BAM)	400,000	404,365
Village of Orland Hills IL:
4.000%, 12/01/2022 (Insured by BAM)	145,000	145,074
4.000%, 12/01/2023 (Insured by BAM)	130,000	130,464
Village of Rantoul IL,
4.300%, 01/01/2025 (Callable 01/01/2023)	125,000	125,291
Village of Richton Park IL,
4.000%, 12/01/2022 (Insured by BAM)	80,000	80,012
Village of River Grove IL,
4.000%, 12/15/2028 (Insured by BAM)	430,000	434,986
Village of Romeoville IL,
5.000%, 10/01/2024	500,000	508,368
Village of Sauk Village IL,
4.000%, 12/01/2024 (Insured by BAM)	1,260,000	1,276,447
Village of Stone Park IL:
4.000%, 02/01/2023 (Insured by BAM)	130,000	130,259
4.000%, 02/01/2024 (Insured by BAM)	135,000	135,871
4.000%, 02/01/2025 (Insured by BAM)	140,000	141,477
4.000%, 02/01/2026 (Insured by BAM)	220,000	223,144
4.750%, 02/01/2028 (Callable 02/01/2023)(Insured by BAM)	50,000	50,201
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 10/31/2022)	225,000	223,385
Washington County Community Unit School Dist No. 10,
4.000%, 12/15/2024 (Insured by AGM)	250,000	253,036
Western Illinois University,
5.000%, 10/01/2024 (Insured by AGM)	2,000,000	2,043,151
Will County Community Consolidated School District No. 70-C,
4.000%, 12/01/2022 (Insured by AGM)	270,000	270,349
Will County Community High School District No. 210:
0.000%, 01/01/2023 (ETM)(Insured by AGM)	365,000	362,203
0.000%, 01/01/2023 (Insured by AGM)	325,000	322,170
0.000%, 01/01/2024 (ETM)(Insured by AGM)	510,000	489,082
0.000%, 01/01/2024 (Insured by AGM)	275,000	262,245
5.000%, 01/01/2028 (Callable 01/01/2023)	2,000,000	2,007,083
5.000%, 01/01/2029 (Callable 01/01/2023)	35,000	35,123
5.000%, 01/01/2031 (Callable 01/01/2023)	4,450,000	4,464,913
Will County Community Unit School District No. 365,
0.000%, 11/01/2022 (ETM)(Insured by AGM)	45,000	44,898
Will County Elementary School District No. 122,
0.000%, 11/01/2023 (ETM)(Insured by AGM)	195,000	188,186
Will County School District No. 86,
3.000%, 03/01/2025 (Callable 03/01/2024)	600,000	591,575
Will County Township High School District No. 204,
5.000%, 01/01/2023	195,000	195,796
Winnebago & Boone Counties School District No. 205,
4.000%, 02/01/2028 (Callable 02/01/2023)	965,000	967,955
Woodford, Lasalle, Livingston, Etc. Counties Community Unit School District No. 6:
4.000%, 12/01/2025 (Insured by BAM)	200,000	202,466
4.000%, 12/01/2026 (Insured by BAM)	175,000	177,517
Total Illinois (Cost $152,090,292)		143,871,372	7.5%

Indiana
Aurora School Building Corp.,
5.000%, 01/15/2025 (Insured by ST AID)	1,300,000	1,335,031
Cass County Indiana Building Corp.,
5.000%, 01/15/2028 (Insured by ST AID)	400,000	422,202
City of Elkhart IN:
4.000%, 10/01/2027 (Insured by BAM)	335,000	342,669
3.000%, 04/01/2028 (Insured by BAM)	340,000	321,687
3.000%, 10/01/2028 (Insured by BAM)	345,000	324,797
City of Hobart IN,
3.000%, 07/01/2025 (Insured by ST AID)	395,000	380,917
City of Kendallville IN,
3.500%, 11/01/2024 (Mandatory Tender Date 11/01/2023)(Insured by HUD) (1)	1,935,000	1,922,142
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	103,847
City of Muncie IN,
4.000%, 01/15/2024 (Insured by AGM)	170,000	171,021
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	377,187
County of St. Joseph IN:
5.000%, 04/01/2024	1,000,000	1,018,407
5.000%, 04/01/2025	1,405,000	1,444,222
Fairfield School Building Corp.,
3.000%, 07/15/2028 (Insured by ST AID)	1,800,000	1,764,124
Fishers Redevelopment Authority:
4.000%, 01/15/2023	270,000	270,586
4.000%, 07/15/2023	275,000	276,467
Hammond Multi-School Building Corp.:
5.000%, 07/15/2024 (Insured by ST AID)	1,160,000	1,191,357
4.000%, 01/15/2025 (Insured by ST AID)	150,000	151,784
5.000%, 01/15/2025 (Insured by ST AID)	525,000	542,894
4.000%, 07/15/2025 (Insured by ST AID)	125,000	126,770
Indiana Bond Bank,
2.653%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	1,140,000	1,139,699
Indiana Finance Authority:
5.000%, 10/01/2022	175,000	175,000
5.000%, 02/01/2023	25,000	25,154
5.000%, 09/15/2023	75,000	75,668
5.000%, 09/01/2024	390,000	392,850
5.000%, 09/15/2024	815,000	830,033
5.000%, 09/15/2024	155,000	157,539
5.000%, 09/01/2025	445,000	448,065
5.000%, 09/15/2025	325,000	331,652
3.000%, 10/01/2025 (Callable 10/01/2023)	95,000	91,490
5.000%, 10/01/2025	675,000	692,253
5.000%, 07/01/2026	730,000	756,976
5.000%, 09/01/2026	1,520,000	1,528,521
5.000%, 09/15/2026 (Callable 09/15/2024)	700,000	712,311
3.000%, 10/01/2026 (Callable 10/01/2023)	95,000	89,813
5.000%, 10/01/2028	260,000	270,006
5.000%, 10/01/2029 (Callable 10/01/2026)	1,225,000	1,297,533
5.000%, 02/01/2033 (Callable 02/01/2028)	775,000	826,475
Indiana Housing & Community Development Authority,
3.500%, 01/01/2049 (Callable 01/01/2029)(Insured by GNMA)	985,000	958,473
Indiana State University,
5.000%, 04/01/2026	1,085,000	1,138,333
Indianapolis Board of School Commissioners:
5.000%, 07/15/2024 (Insured by ST AID)	500,000	514,914
5.000%, 07/15/2025 (Insured by ST AID)	750,000	783,982
5.000%, 01/15/2026 (Insured by ST AID)	1,000,000	1,051,806
Indianapolis Local Public Improvement Bond Bank:
5.000%, 06/01/2026	1,350,000	1,412,047
5.000%, 02/01/2030 (Callable 12/29/2023)	1,025,000	1,042,622
Lake Central Multi-District School Building Corp.,
5.000%, 07/15/2026 (Pre-refunded to 01/15/2023)(Insured by ST AID)	585,000	588,061
Logansport Renovation School Building Corp.,
5.000%, 01/15/2026 (Insured by ST AID)	750,000	785,523
Marion High School Building Corp.:
4.000%, 01/15/2023 (Insured by ST AID)	215,000	215,491
4.000%, 01/15/2025 (Insured by ST AID)	200,000	202,555
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST AID)	350,000	353,196
Mishawaka School City Multi-School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	615,000	622,093
Munster School Building Corp.:
5.000%, 01/15/2023 (Insured by ST AID)	215,000	216,097
4.000%, 07/15/2023 (Insured by ST AID)	160,000	160,928
5.000%, 01/15/2024 (Insured by ST AID)	225,000	229,681
Plainfield Redevelopment Authority:
4.000%, 02/01/2026 (Insured by ST AID)	605,000	610,519
4.000%, 08/01/2026 (Insured by ST AID)	630,000	636,304
4.000%, 02/01/2027 (Insured by ST AID)	645,000	652,243
4.000%, 08/01/2027 (Insured by ST AID)	665,000	673,585
4.000%, 08/01/2034 (Callable 08/01/2023)(Insured by ST AID)	470,000	470,297
Purdue University,
5.000%, 07/01/2031 (Callable 07/01/2026)	935,000	979,834
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)	195,000	196,341
Town of Rossville IN,
3.500%, 07/01/2023	115,000	114,797
Vinton-Tecumseh School Building Corp.,
5.000%, 01/15/2023 (Insured by ST AID)	145,000	145,732
Wabash City Schools Building Corp.:
4.000%, 07/15/2024 (Insured by ST AID)	110,000	110,806
4.000%, 01/15/2025 (Insured by ST AID)	140,000	141,237
4.000%, 07/15/2025 (Insured by ST AID)	240,000	242,509
Washington Indiana Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)	335,000	331,305
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	200,000	203,657
Total Indiana (Cost $40,145,003)		38,114,117	2.0%

Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023 (Insured by AGM)	110,000	109,737
City of Coralville IA:
4.000%, 06/01/2024	300,000	297,024
4.000%, 06/01/2025 (Callable 06/01/2024)	455,000	447,130
City of New Hampton IA,
3.000%, 06/01/2023 (Insured by BAM)	135,000	134,624
City of Waverly IA,
2.500%, 12/31/2022 (Callable 10/06/2022)	4,063,000	4,062,848
Iowa Finance Authority:
3.500%, 07/01/2046 (Callable 01/01/2026)(Insured by GNMA)	80,000	78,801
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	500,000	495,066
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	775,000	760,407
3.000%, 07/01/2051 (Callable 01/01/2031)(Insured by GNMA)	970,000	905,435
2.650%, 05/15/2056 (SOFR + 0.550%)(Callable 05/15/2025)(Mandatory Tender Date 05/15/2026) (2)	6,000,000	5,577,989
Iowa Higher Education Loan Authority:
4.000%, 10/01/2023	325,000	325,992
3.000%, 04/01/2024	500,000	493,576
4.000%, 10/01/2024	340,000	339,510
3.000%, 04/01/2025	775,000	752,342
3.000%, 04/01/2026	800,000	765,681
4.000%, 10/01/2026	155,000	153,529
3.000%, 04/01/2027	820,000	775,624
4.000%, 10/01/2027	185,000	182,327
3.000%, 04/01/2028	845,000	784,411
4.000%, 10/01/2028	260,000	255,039
Lake Panorama Improvement Zone:
3.000%, 06/01/2023	405,000	402,723
3.000%, 06/01/2024	420,000	413,074
3.000%, 06/01/2025	430,000	416,121
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	1,900,000	1,928,982
Total Iowa (Cost $22,234,140)		20,857,992	1.1%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	950,000	848,209
City of Manhattan KS,
4.000%, 06/01/2027 (Callable 06/01/2025)	1,550,000	1,521,112
Kansas Power Pool,
5.000%, 12/01/2023	545,000	554,992
Public Building Commission of Johnson County,
5.000%, 09/01/2023	50,000	50,787
Wyandotte County-Kansas City Unified Government,
5.000%, 09/01/2031 (Callable 09/01/2024)	1,100,000	1,120,316
Total Kansas (Cost $4,252,233)		4,095,416	0.2%

Kentucky
Calloway County Public Library District,
2.500%, 06/01/2029	790,000	742,827
City of Henderson KY,
3.500%, 11/01/2028	3,280,000	3,247,809
City of Versailles KY,
3.000%, 08/15/2026 (Callable 08/15/2024)	2,570,000	2,480,840
County of Carroll KY,
1.550%, 09/01/2042 (Mandatory Tender Date 09/01/2026) (1)	750,000	664,906
County of Kenton KY:
5.000%, 04/01/2024	375,000	384,371
5.000%, 04/01/2026	725,000	765,031
Danville Independent School District Finance Corp.,
2.000%, 03/01/2023 (Insured by ST AID)	75,000	74,428
Frankfort Independent School District Finance Corp.,
2.050%, 08/01/2024 (Insured by ST AID)	615,000	590,062
Harlan County School District Finance Corp.,
3.000%, 08/01/2025 (Callable 02/01/2025)(Insured by ST AID)	1,150,000	1,122,821
Kentucky Association of Counties,
4.000%, 02/01/2026	10,000	10,127
Kentucky Association of Counties Finance Corp.,
4.000%, 02/01/2028	240,000	243,637
Kentucky Bond Corp.,
3.000%, 02/01/2025	765,000	751,023
Kentucky Bond Development Corp.:
3.000%, 03/01/2024	160,000	158,447
4.000%, 03/01/2025	165,000	165,887
5.000%, 03/01/2026	150,000	155,548
5.000%, 03/01/2027	345,000	360,980
5.000%, 03/01/2028	190,000	200,009
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2024 (Insured by NATL)	1,145,000	1,056,584
0.000%, 12/01/2024 (ETM)(Insured by AGC)	60,000	55,814
5.000%, 07/01/2025	1,500,000	1,513,471
0.000%, 10/01/2025 (Insured by NATL)	335,000	296,059
5.000%, 06/01/2026	240,000	248,533
0.000%, 10/01/2026 (Insured by NATL)	100,000	84,576
5.000%, 07/01/2028 (Callable 07/01/2025)	1,000,000	1,008,375
Kentucky Housing Corp.,
5.850%, 04/01/2048 (Callable 10/31/2022)(Mandatory Tender Date 04/01/2023) (1)	1,188,771	1,189,424
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	5,045,000	5,026,756
3.226%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	4,410,000	4,303,165
3.395%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	2,100,000	2,059,535
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	2,580,000	2,555,968
Kentucky State Property & Building Commission:
5.000%, 05/01/2028	300,000	320,552
5.000%, 10/01/2032 (Callable 10/01/2027)(Insured by AGM)	250,000	265,102
Kentucky State University:
5.000%, 11/01/2026 (Insured by BAM)	250,000	264,002
5.000%, 11/01/2027 (Insured by BAM)	140,000	149,511
5.000%, 11/01/2028 (Insured by BAM)	290,000	313,017
5.000%, 11/01/2030 (Insured by BAM)	175,000	191,985
Kentucky Turnpike Authority,
4.000%, 07/01/2026	1,000,000	1,019,840
Louisville & Jefferson County Metropolitan Government,
5.000%, 10/01/2027 (Callable 10/01/2023)	500,000	504,796
Magoffin County Justice Center Corp.,
3.000%, 05/01/2023	345,000	343,658
Murray State University:
5.000%, 09/01/2023 (Insured by ST AID)	435,000	442,118
3.000%, 03/01/2028 (Callable 03/01/2025)(Insured by ST AID)	400,000	384,715
Northern Kentucky University,
3.500%, 09/01/2028 (Insured by ST AID)	3,305,000	3,314,317
Perry County School District Finance Corp.,
2.000%, 12/01/2029 (Insured by ST AID)	2,905,000	2,662,803
Rural Water Financing Agency,
3.100%, 11/01/2024 (Callable 05/01/2023)	1,000,000	970,557
University of Louisville,
5.000%, 09/01/2026 (Insured by BAM)	845,000	885,245
Total Kentucky (Cost $46,379,578)		43,549,231	2.3%

Louisiana
Calcasieu Parish Fire Protection District No. 1,
4.000%, 03/01/2024 (Insured by BAM)	155,000	156,271
Calcasieu Parish School District No. 23:
5.000%, 09/01/2023 (Insured by BAM)	175,000	177,564
5.000%, 09/01/2024 (Insured by BAM)	250,000	257,168
Calcasieu Parish School District No. 30,
4.000%, 02/15/2023 (Insured by AGM)	125,000	125,262
Calcasieu Parish School District No. 34,
2.000%, 11/01/2022	425,000	424,341
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)	175,000	177,100
5.000%, 03/01/2024 (Insured by BAM)	435,000	442,694
5.000%, 09/01/2024	1,000,000	1,024,574
5.000%, 09/01/2029 (Pre-refunded to 09/01/2024)	3,650,000	3,753,284
3.125%, 10/01/2030 (3)	2,215,000	2,040,540
East Ouachita Parish School District,
2.500%, 03/01/2024	200,000	196,498
Ernest N. Morial New Orleans Exhibition Hall Authority,
5.000%, 07/15/2024	1,925,000	1,965,658
Jefferson Sales Tax District:
5.000%, 12/01/2023 (Insured by AGM)	550,000	560,272
5.000%, 12/01/2024 (Insured by AGM)	685,000	707,753
Louisiana Housing Corp.,
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)	5,000,000	4,922,578
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 08/01/2024 (Callable 08/01/2023)	185,000	187,287
3.020%, 04/01/2031 (Callable 04/01/2025) (3)	5,428,000	5,074,544
5.750%, 09/01/2035 (Pre-refunded to 09/01/2023)	75,000	76,686
Louisiana Public Facilities Authority:
5.000%, 10/01/2023	705,000	715,262
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,015,000	2,128,861
Louisiana State University & Agricultural & Mechanical College,
5.000%, 07/01/2027 (Callable 07/01/2026)(Insured by BAM)	340,000	352,747
Morehouse Parish Hospital Service District No. 1,
4.000%, 10/01/2027	635,000	590,942
New Orleans Aviation Board:
5.000%, 10/01/2025 (Insured by AGM)	200,000	208,835
5.000%, 01/01/2027 (Callable 01/01/2025)	1,400,000	1,424,999
St. Landry Parish Road District No. 1,
3.250%, 03/01/2025 (Callable 03/01/2024)(Insured by BAM)	210,000	208,232
St. Tammany Parish Wide School District No. 12:
5.000%, 03/01/2025	500,000	519,706
5.000%, 03/01/2026	415,000	437,269
5.000%, 03/01/2027	605,000	645,405
State of Louisiana,
5.000%, 06/15/2034 (Pre-refunded to 06/15/2024)	85,000	87,582
Total Louisiana (Cost $31,038,492)		29,589,914	1.5%

Maine
Maine Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (Insured by AGM)	2,365,000	2,501,531
Maine State Housing Authority:
2.700%, 11/15/2029 (Callable 11/15/2025)	190,000	174,917
3.500%, 11/15/2045 (Callable 05/15/2025)	1,040,000	1,027,223
4.000%, 11/15/2045 (Callable 11/15/2025)	130,000	129,637
4.000%, 11/15/2046 (Callable 05/15/2026)	955,000	949,088
3.500%, 11/15/2047 (Callable 11/15/2026)	655,000	644,077
4.000%, 11/15/2049 (Callable 05/15/2028)	1,065,000	1,052,811
4.000%, 11/15/2050 (Callable 05/15/2029)	1,575,000	1,551,913
5.000%, 11/15/2052 (Callable 11/15/2031)	3,800,000	3,870,457
Total Maine (Cost $12,665,028)		11,901,654	0.6%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)(Insured by FGIC)	60,000	61,195
5.000%, 10/15/2025	1,465,000	1,541,688
County of Baltimore MD,
3.000%, 09/01/2025 (Callable 10/21/2022)	950,000	940,423
County of Howard MD,
5.000%, 08/15/2026	4,805,000	5,126,045
Maryland Community Development Administration:
3.250%, 08/01/2024 (Insured by GNMA)	6,000,000	5,766,618
4.050%, 10/01/2024	2,000,000	1,988,063
3.750%, 03/01/2050 (Callable 03/01/2029)	2,775,000	2,710,245
5.000%, 09/01/2052 (Callable 03/01/2031)(Insured by GNMA)	3,000,000	3,054,948
Maryland Health & Higher Educational Facilities Authority:
4.000%, 01/01/2023	580,000	579,888
5.000%, 07/01/2024	3,375,000	3,430,583
5.000%, 01/01/2026	495,000	506,583
5.000%, 01/01/2027	430,000	442,630
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	1,995,000	2,082,279
5.000%, 07/01/2045 (Callable 01/01/2027)(Mandatory Tender Date 07/01/2027) (1)	3,200,000	3,347,093
Maryland Stadium Authority:
5.000%, 06/01/2024	750,000	769,949
5.000%, 06/01/2025	500,000	519,791
5.000%, 06/01/2027	1,515,000	1,607,802
Montgomery County Housing Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	215,000	213,097
State of Maryland,
5.000%, 08/01/2028	6,200,000	6,790,755
Washington Suburban Sanitary Commission,
2.450%, 06/01/2023 (Callable 10/03/2022)(Optional Put Date 10/07/2022)(County Guaranteed) (1)	1,600,000	1,600,000
Total Maryland (Cost $44,863,370)		43,079,675	2.2%

Massachusetts
Massachusetts Development Finance Agency:
3.500%, 10/01/2022 (3)	540,000	540,000
5.000%, 10/01/2022 (Insured by AGM)	200,000	200,000
5.000%, 12/01/2023	190,000	193,440
5.000%, 12/01/2024	500,000	515,555
5.000%, 07/01/2025	230,000	232,637
5.000%, 07/01/2029 (Callable 10/31/2022)	635,000	635,291
5.000%, 10/01/2033 (Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (1)	1,075,000	1,091,699
3.050%, 07/01/2049 (SIFMA Municipal Swap Index + 0.600%)(Callable 10/03/2022)(Mandatory Tender Date 01/29/2026) (2)(3)	3,300,000	3,271,631
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	90,000	89,684
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	520,000	514,956
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	310,000	307,382
4.000%, 06/01/2049 (Callable 12/01/2028)	640,000	631,834
Massachusetts Transportation Trust,
5.000%, 01/01/2039 (Mandatory Tender Date 01/01/2023) (1)	3,865,000	3,877,485
Total Massachusetts (Cost $12,278,537)		12,101,594	0.6%

Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)(Insured by Q-SBLF)	630,000	636,710
City of Allen Park Brownfield Redevelopment Authority:
4.000%, 05/01/2023 (Insured by BAM)	620,000	622,531
4.000%, 05/01/2024 (Insured by BAM)	320,000	322,902
City of Allen Park MI:
4.000%, 05/01/2023 (Insured by BAM)	115,000	115,385
4.000%, 09/01/2023 (Insured by BAM)	300,000	301,655
City of Auburn Hills MI,
3.000%, 06/01/2029	785,000	736,453
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	50,875
Comstock Public Schools,
5.000%, 11/01/2023 (Insured by AGM)	240,000	244,380
County of Ionia MI,
4.000%, 08/01/2029	125,000	128,117
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/31/2022)(Insured by AGM)	90,000	90,086
Eastern Michigan University,
5.000%, 03/01/2031 (Callable 03/01/2027)(Insured by BAM)	515,000	544,622
Ferris State University:
5.000%, 10/01/2024	950,000	981,513
5.000%, 10/01/2029	1,500,000	1,643,726
Fruitport Community Schools,
4.000%, 05/01/2023 (Insured by Q-SBLF)	135,000	135,636
Holly Area School District,
4.000%, 05/01/2025 (Insured by Q-SBLF)	450,000	456,636
Ingham County Brownfield Redevelopment Authority,
4.125%, 08/01/2024 (Callable 10/31/2022)(Insured by AGM)	215,000	215,192
Michigan Finance Authority:
5.000%, 11/01/2022 (ETM)	100,000	100,141
5.000%, 09/01/2023	185,000	187,827
5.000%, 09/01/2024	200,000	204,211
4.000%, 10/01/2024	1,350,000	1,336,363
5.000%, 07/01/2025 (Callable 07/01/2024)(Insured by AGM)	1,620,000	1,667,885
5.000%, 09/01/2025	200,000	205,587
4.000%, 05/01/2026	60,000	60,935
5.000%, 09/01/2026	200,000	206,873
5.500%, 12/01/2026 (Callable 06/01/2025)	635,000	665,238
5.000%, 09/01/2027	280,000	291,677
4.500%, 10/01/2029 (Callable 10/01/2024)	3,000,000	2,981,151
5.000%, 07/01/2033 (Callable 07/01/2024)(Insured by AGM)	2,000,000	2,037,665
4.000%, 11/15/2044 (Mandatory Tender Date 08/15/2024) (1)	2,945,000	2,968,496
5.000%, 11/15/2044 (Callable 05/16/2026)(Mandatory Tender Date 11/16/2026) (1)(6)	3,735,000	3,886,913
Michigan State Housing Development Authority:
3.500%, 06/01/2024 (Mandatory Tender Date 12/01/2023)(Insured by HUD) (1)	3,440,000	3,407,600
4.000%, 06/01/2046 (Callable 12/01/2024)	600,000	598,225
3.500%, 06/01/2047 (Callable 06/01/2026)	2,485,000	2,444,513
3.500%, 12/01/2050 (Callable 06/01/2029)	1,790,000	1,734,722
3.000%, 06/01/2052 (Callable 12/01/2030)	985,000	930,052
Novi Community School District,
4.000%, 05/01/2025	1,000,000	1,011,991
Pinckney Community Schools,
4.000%, 05/01/2028 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,023,603
Saginaw Valley State University,
5.000%, 07/01/2028 (Callable 07/01/2026)	855,000	901,819
South Lake Schools,
4.000%, 11/01/2023 (Insured by Q-SBLF)	500,000	503,466
Southeastern Oakland County Resource Recovery Authority,
4.000%, 07/01/2024	580,000	579,412
Tri-County Area School District,
4.000%, 05/01/2023 (Insured by AGM)	705,000	708,118
Western Michigan University:
5.000%, 11/15/2025 (Insured by AGM)	675,000	705,905
5.000%, 11/15/2028 (Insured by AGM)	250,000	268,951
5.000%, 11/15/2029 (Insured by AGM)	100,000	108,436
5.000%, 11/15/2029 (Insured by AGM)	280,000	303,622
Total Michigan (Cost $41,120,566)		39,257,816	2.0%

Minnesota
Alexandria Independent School District No. 206:
3.000%, 02/01/2027	500,000	479,506
3.000%, 02/01/2029	470,000	441,746
Chaska Independent School District No. 112,
2.500%, 02/01/2029	2,340,000	2,140,238
City of St. Paul MN,
5.000%, 11/01/2028 (Callable 11/01/2024)	1,035,000	1,068,355
County of Chippewa MN,
4.000%, 03/01/2024	1,340,000	1,340,015
Duluth Economic Development Authority:
5.000%, 06/15/2023	280,000	282,581
5.000%, 06/15/2024	250,000	253,611
5.000%, 06/15/2025	275,000	277,684
5.000%, 06/15/2026	350,000	354,379
Duluth Independent School District No. 709:
5.000%, 02/01/2023 (Insured by SD CRED PROG)	815,000	819,626
0.000%, 02/01/2029 (Callable 02/01/2028)(Insured by SD CRED PROG)	1,850,000	1,411,886
Fergus Falls Independent School District No. 544,
2.500%, 02/01/2024	105,000	102,793
Golden Valley Housing & Redevelopment Authority,
4.000%, 02/01/2030 (Callable 02/01/2024)	1,070,000	1,079,316
Housing & Redevelopment Authority of the City of St. Paul:
5.000%, 11/15/2025	465,000	481,835
5.000%, 12/01/2025	285,000	292,086
5.000%, 12/01/2027	1,065,000	1,094,636
Housing & Redevelopment Authority of the City of St. Paul MN,
2.000%, 09/01/2026 (Callable 09/01/2024)	325,000	291,087
Maple River Independent School District No. 2135:
5.000%, 02/01/2024 (Insured by SD CRED PROG)	915,000	935,989
5.000%, 02/01/2026 (Insured by SD CRED PROG)	1,000,000	1,055,678
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2025	310,000	320,804
Minnesota Higher Education Facilities Authority:
3.000%, 12/01/2023	150,000	148,166
5.000%, 03/01/2024	165,000	167,691
4.000%, 12/01/2024	100,000	99,610
5.000%, 03/01/2027 (Callable 03/01/2026)	250,000	258,070
5.000%, 10/01/2027	750,000	793,548
5.000%, 10/01/2028 (Callable 10/01/2027)	1,445,000	1,528,193
5.000%, 10/01/2029 (Callable 10/01/2027)	770,000	813,944
Minnesota Housing Finance Agency:
3.900%, 07/01/2030 (Callable 10/31/2022)(Insured by GNMA)	15,000	14,681
4.000%, 01/01/2038 (Callable 01/01/2024)	360,000	349,307
2.625%, 01/01/2040 (Callable 07/01/2029)(Insured by GNMA)	4,635,000	4,016,991
3.000%, 07/01/2041 (SIFMA Municipal Swap Index + 0.550%)(Callable 07/01/2023)(Mandatory Tender Date 12/12/2023)(Insured by GNMA) (2)	315,000	315,286
2.800%, 01/01/2044 (Callable 07/01/2029)(Insured by GNMA)	1,235,000	1,056,114
2.880%, 01/01/2045 (SIFMA Municipal Swap Index + 0.430%)(Callable 01/01/2023)(Mandatory Tender Date 07/03/2023)(Insured by GNMA) (2)	4,935,000	4,931,637
3.500%, 07/01/2046 (Callable 07/01/2025)(Insured by GNMA)	1,985,000	1,952,507
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	110,000	109,268
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	250,000	247,920
3.000%, 07/01/2052 (Callable 07/01/2031)(Insured by GNMA)	4,935,000	4,629,914
Moorhead Independent School District No. 152:
4.000%, 02/01/2023	235,000	235,544
4.000%, 02/01/2024	245,000	246,676
4.000%, 02/01/2025	255,000	257,803
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 01/01/2023)	230,000	230,984
Shakopee Independent School District No. 720:
5.000%, 02/01/2023 (Insured by SD CRED PROG)	675,000	679,272
0.000%, 02/01/2027 (Insured by SD CRED PROG)	6,660,000	5,643,624
State of Minnesota,
5.000%, 06/01/2025 (Callable 06/01/2023)	150,000	151,500
Zumbro Education District:
4.000%, 02/01/2023	340,000	340,500
4.000%, 02/01/2025	330,000	328,452
4.000%, 02/01/2027	395,000	389,650
Total Minnesota (Cost $48,363,320)		44,460,703	2.3%

Mississippi
Brookhaven School District,
3.000%, 08/01/2023 (Insured by AGM)	200,000	199,595
City of Oxford MS,
3.000%, 09/01/2024	170,000	161,070
City of Ridgeland MS:
3.000%, 10/01/2022	1,420,000	1,420,000
3.000%, 10/01/2023	1,335,000	1,313,714
3.000%, 10/01/2024	1,505,000	1,480,526
City of Yazoo MS:
3.000%, 03/01/2025 (Insured by AGM)	125,000	123,203
3.000%, 03/01/2026 (Insured by AGM)	130,000	127,234
County of Warren MS,
2.900%, 09/01/2032 (Mandatory Tender Date 09/01/2023) (1)	800,000	792,804
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	2,460,000	2,343,014
Mississippi Development Bank:
5.000%, 10/01/2022 (3)	400,000	400,000
5.000%, 10/01/2023 (3)	400,000	402,366
5.000%, 03/01/2024 (Insured by AGM)	50,000	51,133
5.000%, 10/01/2024 (3)	460,000	464,892
5.000%, 11/01/2024	335,000	342,822
5.000%, 11/01/2025 (Insured by BAM)	240,000	251,223
5.000%, 07/01/2028	170,000	181,940
Mississippi Home Corp.:
5.000%, 06/01/2028 (Insured by GNMA)	1,250,000	1,340,674
4.000%, 12/01/2048 (Callable 06/01/2028)(Insured by GNMA)	340,000	335,909
3.500%, 12/01/2049 (Callable 12/01/2028)(Insured by GNMA)	750,000	730,686
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)	1,000,000	1,025,063
Natchez-Adams School District,
5.000%, 02/01/2027	380,000	401,025
State of Mississippi:
5.000%, 10/15/2025	405,000	420,733
5.000%, 10/15/2028 (Callable 10/15/2025)	1,255,000	1,300,414
Total Mississippi (Cost $16,384,592)		15,610,040	0.8%

Missouri
Arnold Retail Corridor Transportation Development District,
3.000%, 11/01/2028 (Callable 11/01/2024)	570,000	511,779
City of Berkeley MO,
3.000%, 05/01/2024 (Insured by BAM)	205,000	202,671
City of St. Louis MO,
5.000%, 07/01/2023 (Insured by AGM)	415,000	420,385
Hanley Road Corridor Transportation Development District:
1.625%, 10/01/2033 (Callable 10/01/2029)	675,000	664,984
2.000%, 10/01/2039 (Callable 10/01/2029)	750,000	696,177
Health & Educational Facilities Authority of the State of Missouri:
3.000%, 08/01/2023	140,000	138,513
5.000%, 09/01/2023	285,000	287,316
5.000%, 06/01/2024	235,000	240,601
5.000%, 09/01/2024	295,000	297,424
4.000%, 08/01/2025	150,000	147,166
5.000%, 02/01/2029 (Callable 02/01/2024)	4,775,000	4,789,838
5.000%, 02/01/2029 (Callable 02/01/2026)	215,000	216,621
5.000%, 02/01/2029 (Callable 02/01/2026)	1,195,000	1,204,010
5.000%, 02/01/2030 (Callable 02/01/2026)	405,000	407,188
Metropolitan Park and Recreation District,
5.000%, 12/30/2025 (Pre-refunded to 12/30/2023)	1,000,000	1,021,903
Missouri Housing Development Commission:
3.400%, 11/01/2030 (Callable 11/01/2024)(Insured by GNMA)	60,000	58,625
3.250%, 11/01/2052 (Callable 11/01/2030)(Insured by GNMA)	1,895,000	1,802,430
4.750%, 11/01/2052 (Callable 05/01/2032)(Insured by GNMA)	4,275,000	4,308,642
Missouri Southern State University:
5.000%, 10/01/2026 (Insured by AGM)	105,000	109,978
5.000%, 10/01/2027 (Insured by AGM)	100,000	105,667
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	130,000	119,767
Neosho R-V School District:
4.000%, 03/01/2024 (Insured by ST AID)	275,000	277,557
4.000%, 03/01/2025 (Insured by ST AID)	220,000	223,158
4.000%, 03/01/2026 (Insured by ST AID)	510,000	519,085
Northwest Missouri State University:
5.000%, 06/01/2024 (Insured by BAM)	500,000	512,079
5.000%, 06/01/2025 (Insured by BAM)	570,000	588,165
5.000%, 06/01/2026 (Insured by BAM)	500,000	519,678
St. Joseph Industrial Development Authority,
3.350%, 01/01/2024	125,000	121,186
St. Louis Land Clearance for Redevelopment Authority,
4.250%, 06/01/2026	1,660,000	1,663,899
State of Missouri Health & Educational Facilities Authority,
5.000%, 06/01/2036 (Callable 12/01/2022)(Mandatory Tender Date 06/01/2023) (1)	195,000	195,547
Total Missouri (Cost $23,372,948)		22,372,039	1.2%

Montana
City of Forsyth MT,
3.900%, 03/01/2031 (Callable 03/01/2023) (1)	11,000,000	10,385,690
City of Red Lodge MT,
2.000%, 07/01/2023 (Insured by BAM)	270,000	266,428
Montana Board of Housing:
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024) (1)	4,000,000	3,941,197
4.000%, 12/01/2043 (Callable 12/01/2027)	710,000	703,559
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)	745,000	738,049
Montana Facility Finance Authority:
5.000%, 01/01/2023	100,000	100,440
4.000%, 07/01/2025	155,000	153,225
5.000%, 07/01/2025 (Insured by MT BRD)	110,000	114,625
4.000%, 07/01/2026	330,000	323,504
Total Montana (Cost $17,683,613)		16,726,717	0.9%

Nebraska
City of Gretna NE:
4.000%, 12/15/2025 (Callable 12/15/2024)	1,000,000	1,012,047
5.000%, 12/15/2025 (Callable 12/15/2024)	2,500,000	2,578,670
Nebraska Investment Finance Authority,
3.000%, 03/01/2052 (Callable 03/01/2031)(Insured by GNMA)	4,930,000	4,599,371
Papio-Missouri River Natural Resources District,
3.000%, 12/01/2029 (Callable 10/12/2026)	330,000	308,656
Public Power Generation Agency,
5.000%, 01/01/2029 (Callable 01/01/2025)	385,000	396,568
Total Nebraska (Cost $9,413,417)		8,895,312	0.5%

Nevada
City of Yerington NV,
1.625%, 11/01/2023 (Callable 11/01/2022)	7,000,000	6,801,401
Clark County School District,
5.000%, 06/15/2023	585,000	591,200
County of Clark NV,
5.000%, 07/01/2025	490,000	510,605
Las Vegas Redevelopment Agency,
3.000%, 06/15/2032 (Callable 06/15/2026)	790,000	677,505
Nevada Housing Division:
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	1,120,000	1,105,299
3.000%, 04/01/2051 (Callable 10/01/2030)(Insured by GNMA)	1,355,000	1,281,254
Total Nevada (Cost $11,533,108)		10,967,264	0.6%

New Hampshire
Hollis School District,
2.769%, 06/28/2027 (Callable 10/21/2022) (3)	1,495,447	1,385,888
New Hampshire Business Finance Authority:
4.000%, 01/01/2028 (Callable 01/01/2026)	285,000	274,783
4.000%, 01/01/2029 (Callable 01/01/2026)	300,000	285,457
Total New Hampshire (Cost $2,182,081)		1,946,128	0.1%

New Jersey
Atlantic City Board of Education:
3.400%, 08/15/2023 (3)	2,171,000	2,170,716
3.400%, 08/15/2024 (3)	793,000	789,400
City of Atlantic City NJ,
5.000%, 03/01/2024 (Insured by BAM)	300,000	306,259
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	200,000	200,975
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	435,000	441,371
Montvale School District,
2.000%, 08/15/2024	1,010,000	972,068
New Jersey Economic Development Authority:
4.000%, 01/01/2023	50,000	49,971
5.000%, 06/15/2024	390,000	397,881
0.000%, 07/01/2024 (ETM)(Insured by NATL)	455,000	428,554
5.250%, 07/01/2025 (Insured by NATL)	380,000	394,304
3.700%, 09/01/2025 (SIFMA Municipal Swap Index + 1.250%)(Callable 03/01/2025)(Insured by ST AID) (2)	20,000	20,016
5.000%, 03/01/2026 (Callable 03/01/2023)	1,310,000	1,315,109
5.000%, 06/15/2026 (Callable 06/15/2024)	400,000	406,372
5.000%, 06/15/2027 (Callable 06/15/2024)	1,090,000	1,106,562
3.125%, 07/01/2029 (Callable 07/01/2027)	935,000	840,310
5.000%, 03/01/2030 (Pre-refunded to 03/01/2023)	810,000	816,097
New Jersey Health Care Facilities Financing Authority,
5.000%, 07/01/2043 (Callable 04/01/2024)(Mandatory Tender Date 07/01/2024) (1)	2,250,000	2,303,058
New Jersey Housing & Mortgage Finance Agency:
3.125%, 02/01/2025 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)	1,000,000	974,134
4.500%, 10/01/2048 (Callable 10/01/2027)	585,000	584,533
4.750%, 10/01/2050 (Callable 04/01/2028)	1,315,000	1,322,127
5.000%, 10/01/2053 (Callable 04/01/2031)	3,425,000	3,490,784
New Jersey Transportation Trust Fund Authority:
5.000%, 12/15/2023	275,000	279,813
5.250%, 12/15/2023	360,000	367,346
5.000%, 06/15/2024	860,000	878,231
0.000%, 12/15/2024 (Insured by AGC)	520,000	479,552
0.000%, 12/15/2026 (Insured by AMBAC)	110,000	92,337
0.000%, 12/15/2026 (Insured by BHAC)	480,000	410,290
5.000%, 12/15/2026	1,390,000	1,441,838
Newark Housing Authority,
5.000%, 12/01/2028 (Callable 12/01/2026)(Insured by AGM)	1,500,000	1,578,758
North Hudson Sewerage Authority,
0.000%, 08/01/2025 (ETM)(Insured by NATL)	25,000	22,559
Passaic Valley Sewerage Commission,
3.000%, 12/01/2029 (Callable 12/01/2028)(Insured by AGM)	5,555,000	5,263,896
Salem County Improvement Authority:
4.000%, 08/15/2024 (Insured by AGM)	350,000	352,340
4.000%, 08/15/2026 (Insured by AGM)	475,000	479,183
South Jersey Transportation Authority,
5.000%, 11/01/2029 (Pre-refunded to 11/01/2022)	125,000	125,176
State of New Jersey,
5.000%, 06/01/2024	3,000,000	3,080,775
Township of Little Falls NJ,
0.050%, 08/01/2025	650,000	562,409
Washington Township Municipal Utilities Authority,
0.000%, 12/15/2023 (Insured by NATL)	25,000	23,884
Total New Jersey (Cost $36,767,240)		34,768,988	1.8%

New Mexico
Lea County Public School District No. 8:
4.000%, 09/15/2027 (Callable 09/15/2026)(Insured by ST AID)	515,000	525,831
4.000%, 09/15/2028 (Callable 09/15/2026)(Insured by ST AID)	500,000	509,953
New Mexico Mortgage Finance Authority:
3.500%, 03/01/2045 (Callable 03/01/2026)	55,000	53,719
3.750%, 03/01/2048 (Callable 03/01/2027)(Insured by GNMA)	205,000	201,078
4.250%, 07/01/2049 (Callable 01/01/2028)(Insured by GNMA)	70,000	69,511
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)	1,480,000	1,448,571
4.250%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	2,030,000	2,015,569
3.000%, 01/01/2052 (Callable 07/01/2030)(Insured by GNMA)	4,075,000	3,852,316
Total New Mexico (Cost $9,241,532)		8,676,548	0.5%

New York
Albany Capital Resource Corp.,
5.000%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,026,268
Albany County Capital Resource Corp.,
2.600%, 07/01/2025	640,000	585,251
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender Date 04/01/2025) (1)	8,250,000	8,185,315
City of Amsterdam NY,
3.750%, 06/22/2023	2,204,474	2,196,342
City of Long Beach NY:
2.000%, 02/17/2023	5,658,500	5,612,128
2.000%, 02/17/2023	900,000	892,526
City of New York NY:
5.000%, 08/01/2038 (Callable 08/01/2023)	6,150,000	6,225,804
5.000%, 06/01/2044 (Callable 06/01/2025)(Mandatory Tender Date 12/01/2025) (1)	4,000,000	4,051,579
2.850%, 10/01/2046 (Optional Put Date 10/03/2022) (1)	6,000,000	6,000,000
City of Plattsburgh NY,
5.000%, 06/15/2026 (Insured by AGM)	495,000	518,311
City of Poughkeepsie NY:
4.000%, 04/15/2024	280,000	280,116
4.000%, 04/15/2026	450,000	449,804
City of Troy NY,
4.000%, 07/28/2023	5,000,000	5,009,967
County of Nassau NY,
5.000%, 04/01/2026 (Pre-refunded to 04/01/2024)	10,000,000	10,261,644
County of Rockland NY,
5.000%, 03/01/2023 (Insured by AGM)	415,000	418,344
County of Suffolk NY:
5.000%, 05/01/2023	2,845,000	2,873,000
5.000%, 05/01/2027 (Callable 05/01/2024)	500,000	511,363
Genesee Valley Central School District:
5.000%, 06/15/2027 (Insured by AGM)	1,390,000	1,478,851
5.000%, 06/15/2028 (Insured by AGM)	1,460,000	1,571,982
Geneva Development Corp.:
5.000%, 09/01/2023 (ETM)	30,000	30,488
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	50,000	50,814
Guilderland Central School District,
4.000%, 07/28/2023 (Insured by ST AID)	4,528,300	4,537,327
Hempstead Town Local Development Corp.,
5.000%, 07/01/2025 (Callable 07/01/2023)	815,000	824,793
Huntington Local Development Corp.:
3.000%, 07/01/2025	2,855,000	2,742,017
4.000%, 07/01/2027	5,050,000	4,818,309
Long Island Power Authority:
2.940%, 05/01/2033 (1 Month LIBOR USD + 0.750%)(Callable 10/31/2022)(Mandatory Tender Date 10/01/2023) (2)	5,610,000	5,609,994
1.650%, 09/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 09/01/2024) (1)	2,550,000	2,437,157
Metropolitan Transportation Authority,
2.656%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	2,520,000	2,518,098
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025)(Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)	225,000	218,460
3.000%, 02/15/2048 (Callable 05/15/2024)	8,000,000	7,838,853
3.500%, 02/15/2048 (Callable 05/15/2024)	5,100,000	4,939,412
2.750%, 05/01/2050 (Callable 12/01/2022)(Mandatory Tender Date 12/29/2023) (1)	300,000	296,430
2.100%, 11/01/2058 (Callable 10/21/2022)(Mandatory Tender Date 07/03/2023) (1)	240,000	237,816
0.700%, 11/01/2060 (Callable 05/01/2023)(Mandatory Tender Date 05/01/2025)(Insured by FHA) (1)	2,590,000	2,370,546
0.600%, 05/01/2061 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025)(Insured by FHA) (1)	1,000,000	908,179
New York State Dormitory Authority:
5.000%, 02/15/2028 (Callable 02/15/2024)	1,180,000	1,204,816
5.000%, 07/01/2028 (Callable 07/01/2025)	505,000	520,972
5.000%, 03/15/2029 (Callable 09/15/2026)	3,455,000	3,657,480
5.000%, 05/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 05/01/2024) (1)	2,000,000	2,029,926
New York State Housing Finance Agency:
0.700%, 11/01/2024 (Callable 11/01/2022)(Insured by SONYMA)	2,500,000	2,355,921
1.600%, 11/01/2024 (Callable 10/21/2022)	10,815,000	10,286,936
0.750%, 05/01/2025 (Callable 10/21/2022)(Insured by SONYMA)	3,775,000	3,497,156
0.750%, 11/01/2025 (Callable 10/21/2022)(Insured by SONYMA)	7,525,000	6,857,613
0.650%, 11/01/2056 (Callable 07/01/2023)(Mandatory Tender Date 11/01/2025)(Insured by SONYMA) (1)	4,300,000	3,814,111
New York Transportation Development Corp.,
5.000%, 12/01/2027	900,000	930,225
Oneida County Local Development Corp.,
5.000%, 12/01/2029 (Callable 12/01/2023)(Insured by AGM)	715,000	726,267
Onondaga Central School District,
3.750%, 06/30/2023 (Insured by ST AID)	4,940,000	4,941,342
Rome City School District,
3.750%, 07/26/2023 (Insured by ST AID)	7,491,055	7,492,979
St. Lawrence County Industrial Development Agency:
5.000%, 07/01/2025 (Callable 01/01/2023)	235,000	235,837
5.000%, 07/01/2026	315,000	329,206
5.000%, 07/01/2027 (Callable 01/01/2023)	315,000	316,174
5.000%, 07/01/2027 (Callable 07/01/2026)	200,000	208,631
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	65,000	60,091
4.000%, 10/01/2046 (Callable 04/01/2025)	140,000	139,232
3.500%, 10/01/2052 (Callable 04/01/2031)(Insured by SONYMA)	1,260,000	1,207,075
Town of Oyster Bay NY,
4.000%, 02/15/2026 (Insured by BAM)	95,000	96,849
Triborough Bridge & Tunnel Authority,
2.416%, 01/01/2032 (SOFR + 0.380%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	2,795,000	2,772,418
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)	210,000	214,146
Westchester County Local Development Corp.,
3.200%, 07/01/2028 (3)	3,000,000	2,640,371
Total New York (Cost $159,646,433)		155,063,062	8.1%

North Carolina
Durham Housing Authority,
5.000%, 12/01/2035 (Pre-refunded to 12/01/2022)	245,000	245,707
Inlivian,
2.375%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)	8,332,000	8,167,313
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)(Insured by GNMA)	230,000	227,293
4.000%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	1,780,000	1,755,201
4.000%, 07/01/2050 (Callable 07/01/2029)	2,725,000	2,683,596
North Carolina Medical Care Commission:
4.000%, 10/01/2027	1,020,000	1,001,441
4.000%, 06/01/2030 (Callable 06/01/2026)	250,000	251,934
2.200%, 12/01/2048 (Callable 10/31/2022)(Mandatory Tender Date 12/01/2022) (1)	1,845,000	1,841,656
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,263,170
Total North Carolina (Cost $18,179,871)		17,437,311	0.9%

North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 11/01/2022)	2,500,000	2,334,072
City of Horace ND:
3.000%, 05/01/2023	190,000	188,333
0.650%, 08/01/2023 (Callable 10/31/2022)	2,000,000	1,924,970
3.000%, 05/01/2025	250,000	239,968
3.000%, 05/01/2025	205,000	196,773
3.000%, 05/01/2026	345,000	326,221
3.000%, 05/01/2026	100,000	94,557
3.000%, 05/01/2027 (Callable 05/01/2026)	265,000	246,984
3.000%, 05/01/2028 (Callable 05/01/2027)	305,000	280,391
City of Mandan ND,
2.750%, 09/01/2041 (Callable 10/31/2022)	55,000	40,712
City of Mayville ND,
3.750%, 08/01/2025 (Callable 08/01/2023)	4,000,000	3,821,680
City of Watford City ND,
3.000%, 12/01/2023 (Insured by AGM)	1,825,000	1,797,668
City of West Fargo ND,
4.000%, 05/01/2024	900,000	907,472
County of Burleigh ND,
4.000%, 11/01/2029 (Pre-refunded to 11/01/2022)(Insured by AGM)	400,000	400,273
County of McKenzie ND,
5.000%, 08/01/2023	2,300,000	2,317,134
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)(Insured by AGM)	400,000	401,625
Jamestown Park District,
2.900%, 07/01/2035 (Callable 10/17/2022)	320,000	286,720
North Dakota Housing Finance Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	380,000	376,404
4.000%, 01/01/2051 (Callable 07/01/2029)	2,190,000	2,156,660
3.000%, 07/01/2052 (Callable 01/01/2031)	2,900,000	2,710,539
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 10/17/2022)	300,000	290,839
4.625%, 03/01/2026 (Callable 10/17/2022)	2,620,000	2,510,207
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)(Insured by SD CRED PROG)	1,015,000	983,066
Total North Dakota (Cost $26,238,547)		24,833,268	1.3%

Ohio
Akron Bath Copley Joint Township Hospital District,
5.000%, 11/15/2028	710,000	739,281
City of Akron OH:
4.000%, 12/01/2025	2,000,000	2,038,440
4.000%, 12/01/2026	3,350,000	3,429,400
City of Cleveland OH,
5.000%, 10/01/2031 (Callable 04/01/2028)	1,070,000	1,147,422
City of Huron OH,
3.125%, 12/01/2024	325,000	316,453
City of Lorain OH:
3.000%, 12/01/2023 (Insured by BAM)	185,000	184,252
3.000%, 12/01/2024 (Insured by BAM)	130,000	128,817
3.000%, 12/01/2025 (Insured by BAM)	135,000	133,157
3.000%, 12/01/2026 (Insured by BAM)	135,000	132,082
City of Middleburg Heights OH:
4.000%, 08/01/2025	165,000	166,086
5.000%, 08/01/2026	270,000	280,755
5.000%, 08/01/2027	280,000	292,379
City of St. Clairsville OH,
4.000%, 12/01/2023 (Insured by BAM)	340,000	342,907
City of Tiffin OH,
2.500%, 12/01/2024 (Callable 12/01/2023)	250,000	242,550
City of Toledo OH,
5.000%, 12/01/2022	150,000	150,404
City of Waterville OH,
1.000%, 12/01/2026	2,070,000	1,882,363
Cleveland-Cuyahoga County Port Authority,
5.000%, 08/01/2026 (Callable 08/01/2024)	550,000	562,985
Columbus City Schools,
5.000%, 12/01/2030 (Callable 06/01/2026)	780,000	821,315
County of Allen OH,
5.000%, 10/01/2049 (Callable 02/03/2027)(Mandatory Tender Date 08/03/2027) (1)	800,000	850,739
County of Holmes OH,
3.000%, 12/01/2022 (Callable 10/31/2022)(Insured by AGM)	65,000	64,996
County of Montgomery OH:
5.000%, 11/15/2024	1,460,000	1,494,067
5.000%, 11/15/2025	2,500,000	2,581,599
5.000%, 11/15/2027	2,015,000	2,110,489
Cuyahoga Metropolitan Housing Authority:
3.000%, 12/01/2022	245,000	244,838
4.000%, 12/01/2023	310,000	311,422
4.000%, 12/01/2024	335,000	337,268
4.000%, 12/01/2025	335,000	337,097
Euclid City School District:
4.000%, 12/01/2023 (Insured by BAM)	130,000	130,964
4.000%, 12/01/2025 (Insured by BAM)	65,000	65,996
4.000%, 12/01/2026 (Insured by BAM)	100,000	101,709
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	147,957
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	50,068
Miami University,
5.000%, 09/01/2027	575,000	615,884
Northeast Ohio Medical University,
5.000%, 12/01/2025	125,000	128,494
Norton City School District,
4.000%, 11/01/2026 (Callable 11/01/2023)(Insured by SD CRED PROG)	430,000	433,361
Ohio Air Quality Development Authority,
4.000%, 09/01/2030 (Mandatory Tender Date 06/01/2027) (1)	2,775,000	2,720,539
Ohio Higher Educational Facility Commission:
5.000%, 11/01/2023	580,000	589,785
5.000%, 05/01/2024	705,000	719,935
5.000%, 05/01/2024	415,000	423,792
5.000%, 03/01/2025	620,000	621,469
5.000%, 05/01/2025	595,000	612,543
5.000%, 05/01/2025	455,000	468,416
5.000%, 05/01/2026 (Callable 05/01/2025)	750,000	771,046
Ohio Housing Finance Agency:
3.350%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)	2,500,000	2,448,448
4.000%, 11/01/2025 (Mandatory Tender Date 11/01/2024) (1)	7,000,000	6,982,252
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	60,000	59,578
4.500%, 03/01/2050 (Callable 09/01/2028)	2,155,000	2,153,171
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	5,805,000	5,653,152
3.250%, 09/01/2052 (Callable 09/01/2031)(Insured by GNMA)	7,605,000	7,213,498
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024 (Insured by BHAC)	815,000	831,096
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 10/31/2022)	7,705,000	7,631,203
3.125%, 11/15/2023	185,000	183,770
5.000%, 04/01/2026	175,000	181,851
5.000%, 04/01/2027	250,000	262,197
4.000%, 11/15/2028	770,000	774,582
State of Ohio:
5.000%, 04/01/2029 (Callable 04/01/2023)	25,000	25,228
5.000%, 05/01/2034 (Callable 05/01/2025)	575,000	593,237
Toledo-Lucas County Port Authority,
2.000%, 11/15/2031	1,055,000	919,878
Troy City School District,
2.050%, 12/01/2023 (Callable 12/01/2022)	90,000	88,139
University of Akron,
5.000%, 01/01/2034 (Callable 07/01/2026)(Insured by BAM)	2,195,000	2,280,760
Village of Cuyahoga Heights OH:
4.000%, 12/01/2023 (Insured by AGM)	95,000	95,436
4.000%, 12/01/2024 (Insured by AGM)	100,000	100,739
Wadsworth City School District,
4.000%, 12/01/2030 (Callable 12/01/2026)	325,000	332,542
Total Ohio (Cost $72,559,483)		68,736,278	3.6%

Oklahoma
Canadian County Educational Facilities Authority,
5.000%, 09/01/2027 (Callable 09/01/2026)	1,000,000	1,059,960
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	140,000	131,844
City of Midwest City OK,
3.000%, 06/01/2023	485,000	484,124
Custer County Economic Development Authority,
4.000%, 12/01/2023	450,000	452,063
Garfield County Educational Facilities Authority:
5.000%, 09/01/2026	1,800,000	1,889,072
5.000%, 09/01/2027 (Callable 09/01/2026)	3,780,000	3,992,452
Grady County School Finance Authority:
5.000%, 12/01/2024	565,000	578,554
5.000%, 12/01/2025	945,000	976,229
5.000%, 12/01/2026	1,015,000	1,056,898
5.000%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,116,044
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	360,165
Oklahoma County Independent School District No. 12,
0.050%, 03/01/2024	1,465,000	1,376,474
Oklahoma Development Finance Authority:
5.000%, 08/01/2023	485,000	486,266
2.600%, 03/01/2024	675,000	658,389
5.000%, 08/01/2024	585,000	586,774
5.000%, 08/15/2028 (Callable 08/15/2025)	950,000	974,800
Oklahoma Housing Finance Agency,
5.000%, 03/01/2052 (Callable 03/01/2031)(Insured by GNMA)	1,900,000	1,935,011
Oklahoma Municipal Power Authority:
2.840%, 01/01/2023 (SIFMA Municipal Swap Index + 0.390%) (2)	130,000	130,000
5.000%, 01/01/2032 (Callable 01/01/2026)	415,000	427,629
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	757,271
Purcell Public Works Authority:
5.000%, 03/01/2024	250,000	254,974
5.000%, 03/01/2025	200,000	206,569
5.000%, 03/01/2026	435,000	454,628
5.000%, 03/01/2027	880,000	929,897
5.000%, 03/01/2030 (Callable 03/01/2028)	500,000	538,754
Sallisaw Municipal Authority:
4.000%, 06/01/2023	735,000	733,020
4.000%, 06/01/2024	655,000	649,698
4.000%, 06/01/2025	680,000	667,856
4.000%, 06/01/2026	710,000	690,706
4.000%, 06/01/2028 (Callable 06/01/2026)	765,000	729,469
Texas County Development Authority,
4.000%, 12/01/2023	675,000	677,486
Tulsa County Industrial Authority,
5.000%, 09/01/2024	400,000	411,991
Tulsa Industrial Authority,
5.000%, 10/01/2023	790,000	789,593
University of Oklahoma,
5.000%, 07/01/2029 (Callable 07/01/2026)	3,515,000	3,688,569
Total Oklahoma (Cost $32,588,305)		30,853,229	1.6%

Oregon
Columbia County School District No. 502,
5.000%, 06/15/2029 (Insured by SCH BD GTY) (5)	835,000	917,902
County of Crook OR,
0.000%, 06/01/2028 (5)	455,000	393,366
County of Yamhill OR:
4.000%, 10/01/2022	500,000	500,000
4.000%, 10/01/2023	425,000	424,810
4.000%, 10/01/2024	425,000	424,548
Oregon State Business Development Commission,
2.400%, 12/01/2040 (Mandatory Tender Date 08/14/2023) (1)	100,000	98,981
Oregon State Facilities Authority,
5.000%, 10/01/2027 (Callable 10/01/2026)	700,000	721,294
State of Oregon,
4.000%, 12/01/2048 (Callable 12/01/2026)	495,000	490,839
State of Oregon Housing & Community Services Department:
3.875%, 01/01/2033 (Callable 07/01/2024)	235,000	229,290
3.500%, 07/01/2036 (Callable 01/01/2025)	45,000	44,583
4.500%, 01/01/2049 (Callable 07/01/2027)	850,000	850,532
4.500%, 07/01/2049 (Callable 07/01/2027)	235,000	235,148
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 10/21/2022)	680,000	621,510
2.125%, 11/15/2027 (Callable 11/15/2022)	2,250,000	1,985,512
Total Oregon (Cost $8,542,613)		7,938,315	0.4%

Pennsylvania
Abington Heights School District Lackawanna County,
2.000%, 03/15/2023 (Callable 10/31/2022)(Insured by ST AID)	195,000	193,511
Albert Gallatin Area School District,
4.000%, 09/01/2027 (Insured by AGM)	2,130,000	2,193,619
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023 (Callable 11/15/2022)(Insured by BAM)	250,000	244,503
Avon Grove School District,
5.000%, 11/15/2030 (Callable 11/15/2026)(Insured by ST AID)	635,000	673,357
Blacklick Valley School District:
5.000%, 11/15/2022 (Insured by AGM)	175,000	175,379
5.000%, 11/15/2023 (Insured by AGM)	190,000	193,733
5.000%, 11/15/2024 (Insured by AGM)	200,000	207,220
Borough of Lewistown PA:
4.000%, 09/01/2023 (Insured by AGM)	315,000	316,879
4.000%, 09/01/2024 (Insured by AGM)	100,000	101,165
Bucks County Industrial Development Authority,
5.000%, 07/01/2025	350,000	354,000
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by AGM)	100,000	100,641
4.000%, 09/01/2024 (Insured by AGM)	140,000	142,020
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by AGM)	130,000	131,754
4.000%, 09/01/2028 (Callable 09/01/2024)(Insured by AGM)	165,000	167,193
4.000%, 09/01/2029 (Callable 09/01/2024)(Insured by AGM)	170,000	172,226
4.000%, 09/01/2030 (Callable 09/01/2024)(Insured by AGM)	175,000	177,136
Carmichaels Area School District:
4.000%, 09/01/2023 (Insured by BAM)	155,000	155,924
4.000%, 09/01/2024 (Insured by BAM)	220,000	222,563
Centennial School District Bucks County,
5.000%, 12/15/2022 (Insured by ST AID)	50,000	50,198
City of Bradford PA,
2.500%, 11/01/2025 (Insured by AGM)	395,000	374,155
City of Erie Higher Education Building Authority:
5.000%, 05/01/2025	160,000	163,534
5.000%, 05/01/2027	225,000	232,329
City of Oil City PA:
4.000%, 12/01/2027 (Insured by AGM)	200,000	204,583
4.000%, 12/01/2028 (Insured by AGM)	200,000	203,999
City of Pittston PA:
1.000%, 11/15/2022 (Insured by BAM)	100,000	99,643
4.000%, 11/15/2024 (Insured by BAM)	265,000	265,961
4.000%, 11/15/2025 (Insured by BAM)	275,000	276,064
4.000%, 11/15/2026 (Callable 11/15/2025)(Insured by BAM)	240,000	240,740
4.000%, 11/15/2027 (Callable 11/15/2025)(Insured by BAM)	125,000	125,665
City of Wilkes-Barre PA,
4.000%, 11/15/2025 (Insured by BAM)	200,000	200,716
City of York PA,
5.000%, 11/15/2025	1,505,000	1,515,447
Coatesville School District:
5.000%, 06/30/2023 (Insured by ST AID)	1,250,000	1,249,934
5.000%, 08/01/2023 (Insured by AGM)	150,000	152,070
Commonwealth Financing Authority,
5.000%, 06/01/2023	225,000	227,412
County of Allegheny PA,
2.414%, 11/01/2026 (3 Month LIBOR USD + 0.550%)(Callable 10/31/2022)(Insured by AGM) (2)	960,000	955,771
County of McKean PA:
4.000%, 11/01/2022 (Insured by BAM)	120,000	120,065
4.000%, 11/01/2023 (Insured by BAM)	395,000	397,530
Crawford Central School District,
4.000%, 02/15/2025 (Insured by BAM)	2,455,000	2,495,227
Cumberland County Municipal Authority:
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	190,000	197,289
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	445,000	462,071
5.000%, 01/01/2029 (Callable 01/01/2025)	490,000	496,596
Delaware Valley Regional Finance Authority:
2.855%, 09/01/2048 (1 Month LIBOR USD + 0.760%)(Callable 09/01/2023)(Mandatory Tender Date 09/01/2024) (2)	2,000,000	1,975,767
2.980%, 09/01/2048 (SIFMA Municipal Swap Index + 0.530%)(Callable 10/17/2022)(Mandatory Tender Date 09/01/2023) (2)	5,250,000	5,242,279
2.986%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	2,000,000	1,962,267
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2029 (Pre-refunded to 07/01/2024)	1,730,000	1,779,358
Erie City Water Authority,
4.000%, 12/01/2025 (Pre-refunded to 12/01/2022)(Insured by AGM)	385,000	385,523
Greater Hazleton Joint Sewer Authority:
4.000%, 05/15/2023 (Insured by BAM)	460,000	462,309
4.000%, 05/15/2024 (Insured by BAM)	325,000	328,621
4.000%, 05/15/2025 (Insured by BAM)	255,000	259,480
Hazleton Area School District,
4.000%, 03/01/2025 (Insured by BAM)	430,000	435,761
Indiana County Municipal Services Authority:
5.000%, 10/01/2022 (Insured by BAM)	50,000	50,000
5.000%, 10/01/2024 (Insured by BAM)	270,000	275,088
5.000%, 10/01/2025 (Insured by BAM)	285,000	292,689
5.000%, 10/01/2026 (Insured by BAM)	300,000	309,836
5.000%, 10/01/2027 (Insured by BAM)	310,000	321,560
5.000%, 10/01/2028 (Insured by BAM)	325,000	338,204
Lancaster City Parking Authority,
3.000%, 12/01/2027 (Insured by BAM)	645,000	607,692
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	35,000
Latrobe Industrial Development Authority:
5.000%, 03/01/2027	395,000	397,515
5.000%, 03/01/2028	215,000	215,908
5.000%, 03/01/2029	150,000	150,240
5.000%, 03/01/2030	125,000	124,325
Lycoming County Authority:
2.000%, 11/01/2035 (Mandatory Tender Date 11/01/2022) (1)	1,000,000	998,745
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	1,260,000	1,255,739
Montgomery County Higher Education & Health Authority,
1.125%, 05/01/2036 (Mandatory Tender Date 05/01/2023) (5)	1,270,000	1,249,975
Montgomery County Industrial Development Authority:
4.000%, 12/01/2022	90,000	90,039
4.000%, 12/01/2023	125,000	125,263
4.000%, 12/01/2024	200,000	200,900
4.000%, 12/01/2025	240,000	241,361
North Penn Water Authority,
3.010%, 11/01/2024 (SIFMA Municipal Swap Index + 0.560%)(Callable 11/01/2023) (2)	845,000	844,283
North Pocono School District,
4.000%, 03/15/2024 (Insured by BAM)	230,000	232,584
Northampton County General Purpose Authority,
3.230%, 08/15/2048 (1 Month LIBOR USD + 1.040%)(Callable 02/15/2023)(Mandatory Tender Date 08/15/2024) (2)	75,000	75,091
Octorara Area School District,
4.000%, 04/01/2025 (Insured by AGM)	355,000	360,407
Palmyra Area School District:
5.000%, 06/01/2029 (Callable 06/01/2025)(Insured by ST AID)	1,045,000	1,085,283
5.000%, 06/01/2030 (Callable 06/01/2025)(Insured by ST AID)	400,000	415,316
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2025	575,000	592,096
5.000%, 05/01/2026	595,000	617,356
Pennsylvania Housing Finance Agency:
5.000%, 10/01/2027	175,000	185,570
4.000%, 10/01/2046 (Callable 04/01/2026)	725,000	720,183
3.000%, 10/01/2049 (Callable 10/01/2029)	4,875,000	4,688,174
4.000%, 10/01/2049 (Callable 10/01/2028)	4,540,000	4,508,269
3.000%, 10/01/2052 (Callable 10/01/2031)	1,300,000	1,204,885
4.250%, 10/01/2052 (Callable 04/01/2032)	1,140,000	1,125,237
Pennsylvania Turnpike Commission:
5.000%, 12/01/2022	50,000	50,134
0.000%, 12/01/2023	85,000	81,495
3.150%, 12/01/2023 (SIFMA Municipal Swap Index + 0.700%)(Callable 12/01/2022) (2)	2,150,000	2,151,238
5.000%, 06/01/2024	2,000,000	2,050,918
5.000%, 12/01/2028 (5)	450,000	475,364
Perkasie Regional Authority,
4.000%, 02/01/2023 (Insured by BAM)	460,000	460,961
Philadelphia Authority for Industrial Development,
5.000%, 10/01/2026	725,000	761,845
Pittsburgh Water & Sewer Authority,
3.100%, 09/01/2040 (SIFMA Municipal Swap Index + 0.650%)(Callable 06/01/2023)(Mandatory Tender Date 12/01/2023)(Insured by AGM) (2)	11,025,000	11,027,898
Pottsville Area School District,
4.000%, 05/15/2026 (Insured by BAM)	185,000	186,765
Public Parking Authority Of Pittsburgh,
5.000%, 12/01/2026 (Callable 06/01/2025)	470,000	489,453
Reading School District:
4.000%, 04/01/2023 (Insured by BAM)	160,000	160,636
4.000%, 04/01/2023 (Insured by BAM)	565,000	567,246
5.000%, 04/01/2023 (Insured by BAM)	750,000	756,611
4.000%, 04/01/2024 (Insured by BAM)	615,000	621,396
5.000%, 04/01/2024 (Insured by BAM)	2,250,000	2,305,894
0.000%, 01/15/2026 (Insured by NATL)	670,000	582,560
Sayre Area School District,
3.000%, 05/15/2024 (Insured by BAM)	25,000	24,766
Sayre Health Care Facilities Authority,
2.845%, 12/01/2024 (3 Month LIBOR USD + 0.780%)(Callable 10/31/2022) (2)	180,000	179,908
School District of Philadelphia:
5.000%, 06/01/2024 (Insured by AGM)	560,000	573,376
5.000%, 09/01/2025 (Insured by ST AID)	135,000	139,860
5.000%, 09/01/2025 (Insured by ST AID)	500,000	518,141
5.000%, 09/01/2026 (Insured by ST AID)	1,000,000	1,043,184
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	102,350
School District of the City of Erie:
5.000%, 04/01/2023 (Insured by AGM)	265,000	267,181
5.000%, 04/01/2024 (Insured by AGM)	230,000	234,972
5.000%, 04/01/2024 (Insured by AGM)	250,000	255,404
Scranton School District,
2.977%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2022)(Mandatory Tender Date 06/01/2023)(Insured by ST AID) (2)	6,340,000	6,312,839
Scranton-Lackawanna Health and Welfare Authority:
5.000%, 11/01/2023	35,000	35,646
5.000%, 11/01/2025	40,000	41,409
Sports & Exhibition Authority of Pittsburgh and Allegheny County:
4.000%, 02/01/2025 (Insured by AGM)	3,360,000	3,379,746
4.000%, 02/01/2026 (Insured by AGM)	4,530,000	4,557,849
State Public School Building Authority:
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	1,090,000	1,146,531
0.000%, 05/15/2028 (Insured by NATL)	2,075,000	1,637,626
Steel Valley School District:
4.000%, 11/01/2022 (Insured by BAM)	190,000	190,117
4.000%, 11/01/2024 (Insured by BAM)	260,000	263,264
4.000%, 11/01/2024 (Insured by BAM)	50,000	50,628
4.000%, 11/01/2025 (Insured by BAM)	270,000	272,915
4.000%, 11/01/2025 (Insured by BAM)	50,000	50,540
4.000%, 11/01/2026 (Insured by BAM)	280,000	282,909
Township of Hampton PA,
5.900%, 02/01/2023 (Insured by FGIC)	125,000	125,987
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	212,408
University of Pittsburgh-of the Commonwealth System of Higher Education,
2.810%, 02/15/2024 (SIFMA Municipal Swap Index + 0.360%)(Callable 08/15/2023) (2)	2,500,000	2,501,182
Westmoreland County Industrial Development Authority:
4.000%, 07/01/2023	375,000	374,783
4.000%, 07/01/2024	450,000	449,020
4.000%, 07/01/2025	550,000	547,163
4.000%, 07/01/2026	725,000	716,660
Westmoreland County Municipal Authority,
0.000%, 08/15/2023 (ETM)(Insured by FGIC)	220,000	213,566
Wilkes-Barre Finance Authority,
5.000%, 11/01/2024	40,000	41,055
York City School District,
4.000%, 05/01/2025 (Insured by BAM)	3,070,000	3,117,227
Total Pennsylvania (Cost $109,912,830)		105,986,626	5.5%

Puerto Rico
Commonwealth of Puerto Rico:
5.250%, 07/01/2023	2,984,925	2,998,289
0.000%, 07/01/2024	5,039,303	4,631,764
5.375%, 07/01/2025	1,606,000	1,621,529
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	710,000	721,953
6.000%, 08/01/2026 (ETM)(Insured by AGC)	545,000	594,613
6.000%, 08/01/2026 (ETM)(Insured by AGC)	3,510,000	3,816,399
Total Puerto Rico (Cost $14,678,462)		14,384,547	0.8%

Rhode Island
Rhode Island Housing & Mortgage Finance Corp.:
0.450%, 10/01/2040 (Callable 10/21/2022)(Mandatory Tender Date 10/01/2023)(Insured by HUD) (1)	2,585,000	2,489,782
3.500%, 10/01/2046 (Callable 04/01/2025)	5,000	4,997
3.750%, 10/01/2049 (Callable 04/01/2029)(Insured by GNMA)	1,720,000	1,686,207
State of Rhode Island,
5.000%, 11/01/2031 (Callable 11/01/2028)	1,585,000	1,721,894
Total Rhode Island (Cost $6,352,348)		5,902,880	0.3%

South Carolina
Barnwell Facilities Corp.:
5.000%, 09/01/2023 (Insured by BAM)	285,000	289,227
5.000%, 09/01/2024 (Insured by BAM)	280,000	288,394
City of Myrtle Beach SC,
5.000%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,051,057
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)	320,000	323,639
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)(Insured by BAM)	1,125,000	1,183,745
Patriots Energy Group Financing Agency,
2.966%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	1,500,000	1,485,065
Piedmont Municipal Power Agency:
5.375%, 01/01/2025 (ETM)(Insured by NATL)	220,000	228,804
5.000%, 01/01/2029 (Callable 01/01/2025)	1,000,000	1,024,891
5.000%, 01/01/2030 (Callable 01/01/2027)	4,190,000	4,376,844
5.000%, 01/01/2032 (Callable 01/01/2027)	2,000,000	2,079,364
Scago Educational Facilities Corp. for Pickens School District,
4.000%, 12/01/2031 (Callable 06/01/2025)	500,000	500,379
South Carolina Jobs-Economic Development Authority,
5.250%, 08/01/2030 (Pre-refunded to 08/01/2023)	110,000	111,857
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)(Insured by GNMA)	85,000	84,255
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by FHA)	355,000	352,114
4.500%, 07/01/2048 (Callable 07/01/2027)	320,000	320,181
4.000%, 01/01/2050 (Callable 07/01/2028)	1,880,000	1,848,164
4.000%, 07/01/2050 (Callable 07/01/2029)	1,765,000	1,735,981
3.000%, 01/01/2052 (Callable 07/01/2030)	11,950,000	11,273,631
Spartanburg Housing Authority,
2.000%, 03/01/2026 (Mandatory Tender Date 03/01/2025) (1)	2,671,000	2,556,960
University of South Carolina,
5.000%, 05/01/2027	785,000	834,050
Total South Carolina (Cost $34,231,112)		31,948,602	1.7%

South Dakota
Aberdeen School District No. 6-1,
2.200%, 01/01/2023 (Callable 10/31/2022)	255,000	254,103
City of Rapid City SD,
5.000%, 12/01/2025	310,000	315,352
South Dakota Health & Educational Facilities Authority:
3.000%, 09/01/2025	100,000	97,165
3.000%, 09/01/2027	105,000	99,177
3.000%, 09/01/2028	200,000	185,621
South Dakota Housing Development Authority:
3.000%, 11/01/2051 (Callable 05/01/2030)(Insured by GNMA)	1,585,000	1,507,348
5.000%, 05/01/2053 (Callable 11/01/2031)	3,000,000	3,055,137
Total South Dakota (Cost $5,930,101)		5,513,903	0.3%

Tennessee
City of Jackson TN:
5.000%, 04/01/2024 (ETM)	10,000	10,240
5.000%, 04/01/2024	240,000	244,838
5.000%, 04/01/2027 (Pre-refunded to 04/01/2025)	20,000	20,775
5.000%, 04/01/2027 (Callable 04/01/2025)	645,000	661,567
City of Manchester TN,
2.000%, 08/01/2028	1,820,000	1,688,763
City of Memphis TN:
5.000%, 12/01/2029 (Callable 12/01/2026)	2,165,000	2,307,289
5.000%, 12/01/2029 (Callable 12/01/2026)	2,185,000	2,332,985
City of Morristown TN,
2.000%, 03/01/2029	2,015,000	1,850,494
City of Sevierville TN,
5.000%, 06/01/2027	2,845,000	3,054,650
Cleveland Housing Authority,
4.000%, 08/01/2026 (Mandatory Tender Date 08/01/2025) (1)(3)	2,880,000	2,836,614
Hollow Rock-Bruceton Special School District,
3.000%, 04/01/2023	346,000	345,324
Knox County Health Educational & Housing Facility Board:
5.000%, 11/15/2022	400,000	400,728
5.000%, 04/01/2024	190,000	193,442
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	6,705,000	7,006,583
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	1,745,000	1,727,638
Tennessee Housing Development Agency:
3.050%, 07/01/2029 (Callable 07/01/2024)	100,000	98,144
3.600%, 01/01/2031 (Callable 01/01/2023)	1,025,000	989,039
3.850%, 07/01/2032 (Callable 01/01/2025)	685,000	667,774
4.000%, 07/01/2039 (Callable 01/01/2024)	315,000	314,111
4.000%, 01/01/2043 (Callable 07/01/2027)	470,000	464,789
4.000%, 01/01/2046 (Callable 01/01/2025)	10,000	9,934
3.750%, 01/01/2050 (Callable 01/01/2029)	2,000,000	1,951,844
3.000%, 01/01/2051 (Callable 01/01/2030)	915,000	872,152
5.000%, 01/01/2053 (Callable 07/01/2031)	1,750,000	1,782,149
Total Tennessee (Cost $33,850,969)		31,831,866	1.7%

Texas
Abilene Convention Center Hotel Development Corp.:
2.500%, 10/01/2031	1,000,000	854,865
3.750%, 10/01/2031 (3)	1,120,000	975,275
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	325,000	329,904
5.000%, 08/15/2024 (PSF Guaranteed)	505,000	521,006
5.000%, 08/15/2024 (ETM)(PSF Guaranteed)	535,000	551,284
5.000%, 08/15/2025 (PSF Guaranteed)	550,000	574,850
5.000%, 08/15/2025 (PSF Guaranteed)	75,000	78,305
5.000%, 12/01/2025 (PSF Guaranteed)	555,000	581,586
4.000%, 08/15/2026 (PSF Guaranteed)	345,000	349,278
4.000%, 08/15/2026 (PSF Guaranteed)	200,000	202,696
5.000%, 08/15/2026 (PSF Guaranteed)	450,000	475,198
4.000%, 02/15/2027 (PSF Guaranteed)	350,000	354,318
4.000%, 08/15/2027 (PSF Guaranteed)	360,000	364,447
5.000%, 08/15/2027 (PSF Guaranteed)	500,000	534,107
4.000%, 02/15/2028 (PSF Guaranteed)	315,000	318,134
4.000%, 08/15/2028 (PSF Guaranteed)	370,000	373,576
4.000%, 08/15/2028 (PSF Guaranteed)	385,000	388,721
4.000%, 02/15/2029 (PSF Guaranteed)	285,000	287,388
Arlington Housing Finance Corp.,
3.500%, 11/01/2043 (Callable 05/01/2025)(Mandatory Tender Date 11/01/2025) (1)	6,500,000	6,409,468
Bandera Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	460,000	471,283
Boerne School District,
5.000%, 02/01/2028 (PSF Guaranteed)	1,550,000	1,675,419
Brazoria County Municipal Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)(Insured by AGM)	175,000	176,250
Brazoria County Municipal Utility District No. 19,
4.000%, 09/01/2026 (Insured by AGM)	100,000	102,178
Bryan Independent School District,
4.000%, 02/15/2029 (PSF Guaranteed)	1,435,000	1,476,426
Bryson Independent School District,
4.000%, 08/15/2030 (Callable 08/15/2027)(PSF Guaranteed)	785,000	802,614
Caney Creek Municipal Utility District,
5.000%, 03/01/2025	405,000	417,735
Central Texas Regional Mobility Authority:
5.000%, 01/01/2025 (Callable 07/01/2024)	5,440,000	5,532,116
5.000%, 01/01/2027 (Callable 01/01/2026)	2,055,000	2,113,971
Central Texas Turnpike System:
5.000%, 08/15/2023	205,000	207,988
0.000%, 08/15/2024 (ETM)(Insured by AMBAC)	700,000	658,324
5.000%, 08/15/2027 (Callable 08/15/2024)	545,000	550,149
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	71,100
Cinco Municipal Utility District,
4.000%, 12/01/2023 (Insured by BAM)	690,000	695,117
City of Austin TX,
5.000%, 11/15/2032 (Callable 11/15/2026)	560,000	584,852
City of Brownsville TX,
5.000%, 09/01/2031 (Callable 09/01/2025)	830,000	858,939
City of Dallas Housing Finance Corp.,
3.500%, 02/01/2044 (Callable 06/01/2025)(Mandatory Tender Date 02/01/2026) (1)	1,900,000	1,842,261
City of Dallas TX:
5.000%, 02/15/2027 (Callable 02/15/2024)	630,000	644,515
4.000%, 08/15/2030 (Callable 08/15/2026)	1,000,000	1,003,033
City of Denton TX:
5.000%, 12/01/2028 (Callable 12/01/2026)	1,000,000	1,058,445
5.000%, 12/01/2033 (Callable 12/01/2026)	900,000	940,454
5.000%, 12/01/2034 (Callable 12/01/2026)	195,000	203,221
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)	155,000	155,934
4.000%, 07/15/2023 (Insured by BAM)	50,000	50,302
City of Frisco TX,
4.000%, 02/15/2028	500,000	514,364
City of Hearne TX:
3.000%, 08/01/2023 (Insured by BAM)	230,000	229,112
3.000%, 08/01/2024 (Insured by BAM)	240,000	237,435
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)	925,000	949,141
0.000%, 12/01/2025 (ETM)(Insured by AGM)	500,000	449,127
5.000%, 09/01/2029 (Callable 09/01/2024)	1,500,000	1,523,841
City of San Antonio TX,
5.000%, 07/01/2024	1,000,000	1,019,848
City of Temple TX,
5.000%, 08/01/2028 (Insured by BAM)	150,000	160,585
City of Wilmer TX:
5.000%, 09/01/2026 (Insured by BAM)	410,000	431,664
5.000%, 09/01/2027 (Insured by BAM)	380,000	403,312
Clear Creek Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	117,728
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2027 (PSF Guaranteed)	1,960,000	2,077,484
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	700,000	708,969
Collin County Water Control & Improvement District No. 3:
2.000%, 09/15/2023 (Insured by BAM)	335,000	329,203
2.000%, 09/15/2024 (Insured by BAM)	350,000	336,378
Comal County Water Control & Improvement District No. 6:
4.000%, 03/01/2025 (Insured by BAM)	510,000	517,777
4.000%, 03/01/2026 (Insured by BAM)	535,000	545,859
4.000%, 03/01/2027 (Insured by BAM)	555,000	568,122
4.000%, 03/01/2028 (Insured by BAM)	580,000	595,056
Cotulla Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	100,677
5.000%, 02/15/2028 (PSF Guaranteed)	1,250,000	1,351,798
County of Archer TX,
4.000%, 02/15/2024	350,000	353,670
County of Bexar TX,
5.000%, 06/15/2029 (Callable 06/15/2026)	855,000	901,017
County of El Paso TX,
5.000%, 02/15/2032 (Callable 08/15/2027)	885,000	944,691
County of Fort Bend TX,
2.000%, 03/01/2027 (Insured by BAM)	745,000	673,337
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	246,119
County of Montgomery TX,
2.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	435,000	390,261
County of Wise TX:
5.000%, 08/15/2025	500,000	517,487
5.000%, 08/15/2026	850,000	886,607
Crane County Water District,
5.000%, 02/15/2026 (Callable 02/15/2025)	915,000	949,632
Cypress-Fairbanks Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	1,000,000	1,083,995
Dallas Convention Center Hotel Development Corp.,
0.000%, 01/01/2025	4,450,000	4,046,069
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	290,000	303,303
Dallas Independent School District,
4.000%, 02/15/2029 (PSF Guaranteed)	60,000	62,289
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,135,000	1,234,054
Denton County Fresh Water Supply District No. 6,
4.000%, 02/15/2023 (Insured by BAM)	275,000	275,815
Denton County Housing Finance Corp.,
5.000%, 02/01/2026 (Mandatory Tender Date 02/01/2025) (1)	1,750,000	1,789,489
Denton Independent School District:
2.000%, 08/01/2044 (Pre-refunded to 08/01/2024)(PSF Guaranteed) (1)	1,450,000	1,420,862
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,475,000	1,429,577
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	1,000,000	1,048,821
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	225,000	233,503
Fort Bend County Municipal Utility District No. 116,
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by BAM)	325,000	328,853
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	327,493
Fort Bend County Municipal Utility District No. 139:
4.000%, 09/01/2023 (Insured by BAM)	190,000	191,133
4.000%, 09/01/2024 (Insured by BAM)	200,000	202,293
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	505,794
Fort Bend County Municipal Utility District No. 58,
3.500%, 04/01/2024 (Insured by AGM)	125,000	124,910
Fort Bend County Municipal Utility District No. 81,
3.000%, 09/01/2023 (Callable 10/31/2022)(Insured by AGM)	220,000	219,486
Fort Bend Independent School District,
0.875%, 08/01/2050 (Mandatory Tender Date 08/01/2025)(PSF Guaranteed) (1)	3,550,000	3,181,418
Fort Bend-Waller Counties Municipal Utility District No. 2,
4.250%, 04/01/2029 (Callable 04/01/2026)(Insured by AGM)	675,000	693,277
Fredericksburg Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,000,000	1,040,800
Frisco Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	2,710,000	2,929,315
Garland Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	1,640,000	1,774,397
Harris County Cultural Education Facilities Finance Corp.,
5.000%, 07/01/2049 (Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (1)	655,000	683,315
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	905,000	960,808
5.750%, 07/01/2027 (ETM)(Insured by AMBAC)	3,895,000	4,155,688
Harris County Municipal Utility District No. 120,
3.250%, 08/01/2025 (Callable 10/31/2022)(Insured by AGM)	350,000	348,301
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 10/31/2022)(Insured by BAM)	100,000	100,047
Harris County Municipal Utility District No. 165,
4.000%, 03/01/2025 (Insured by NATL)	1,000,000	1,012,565
Harris County Municipal Utility District No. 276,
3.000%, 09/01/2024 (Insured by BAM)	445,000	440,014
Harris County Municipal Utility District No. 284:
4.000%, 09/01/2023 (Insured by AGM)	370,000	372,207
4.000%, 09/01/2024 (Insured by AGM)	235,000	237,694
Harris County Municipal Utility District No. 371,
4.000%, 09/01/2025 (Insured by AGM)	330,000	335,595
Harris County Municipal Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	225,000	221,866
Harris County Municipal Utility District No. 449:
3.000%, 09/01/2025 (Insured by AGM)	470,000	457,682
3.000%, 09/01/2026 (Insured by AGM)	485,000	466,874
Harris County Municipal Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	100,000	98,272
Harris County Water Control & Improvement District No. 1,
4.000%, 02/15/2027 (Insured by AGM)	360,000	365,228
Hitchcock Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	100,651
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)	8,000,000	7,927,806
Houston Independent School District,
3.500%, 06/01/2039 (Mandatory Tender Date 06/01/2025)(PSF Guaranteed) (1)	4,575,000	4,549,854
Hunt Memorial Hospital District:
5.000%, 02/15/2024	200,000	202,897
5.000%, 02/15/2027	1,500,000	1,560,286
5.000%, 02/15/2028	1,000,000	1,047,368
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	123,957
Katy Development Authority:
4.000%, 06/01/2025 (Insured by BAM)	500,000	508,141
4.000%, 06/01/2026 (Insured by BAM)	600,000	612,152
4.000%, 06/01/2027 (Insured by BAM)	415,000	425,433
3.000%, 06/01/2028 (Callable 06/01/2027)(Insured by BAM)	375,000	354,368
3.000%, 06/01/2029 (Callable 06/01/2027)(Insured by BAM)	450,000	420,815
Kaufman County Municipal Utility District No. 10,
4.500%, 03/01/2029 (Callable 03/01/2026)(Insured by BAM)	645,000	667,640
Klein Independent School District:
5.000%, 08/01/2027 (PSF Guaranteed)	1,230,000	1,325,781
5.000%, 08/01/2028 (PSF Guaranteed)	750,000	818,130
La Vernia Independent School District,
4.000%, 08/15/2025 (PSF Guaranteed)	260,000	264,703
Leander Independent School District:
0.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	30,540
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	485,000	279,174
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	35,000	18,689
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	50,709
0.000%, 08/15/2038 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	200,000	96,275
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	175,000	79,868
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	21,424
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	175,000	75,900
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,335,000	550,949
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,465,000	3,496,671
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	435,000	165,763
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	19,595
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	455,000	178,641
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	40,000	14,938
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,010,000	305,415
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,440,000	411,045
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	175,000	46,689
Lewisville Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	20,000	20,638
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)(Insured by AGM)	235,000	243,969
Manor Independent School District:
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	106,175
5.000%, 08/01/2027 (PSF Guaranteed)	1,015,000	1,091,221
Matagorda County Navigation District No. 1,
4.000%, 06/01/2030 (Callable 06/03/2023)	5,000,000	4,779,782
Midlothian Independent School District,
2.000%, 08/01/2051 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,700,000	1,646,483
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	595,000	580,220
Montgomery County Municipal Utility District No. 112:
3.000%, 10/01/2022 (Insured by BAM)	200,000	200,000
3.000%, 10/01/2024 (Insured by BAM)	215,000	212,482
Montgomery County Municipal Utility District No. 119,
1.000%, 04/01/2025	400,000	361,037
Montgomery County Municipal Utility District No. 95,
3.000%, 09/01/2023 (Insured by AGM)	115,000	114,300
Montgomery Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	175,000	179,127
New Caney Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	103,941
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 06/15/2024	50,000	50,262
5.000%, 11/01/2025 (Callable 11/01/2024)	1,050,000	1,068,201
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	263,924
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	705,000	718,627
North Central Texas Health Facility Development Corp.,
5.750%, 06/01/2026 (ETM)(Insured by NATL)	345,000	361,798
North East Independent School District,
2.200%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	725,000	705,206
North Lamar Independent School District,
5.000%, 02/15/2029 (PSF Guaranteed)	500,000	547,531
North Mission Glen Municipal Utility District,
3.000%, 09/01/2024 (Insured by AGM)	185,000	182,927
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)	470,000	428,336
Northgate Crossing Road Utility District,
0.000%, 12/01/2022 (Callable 10/31/2022)(Insured by AGM)	100,000	99,449
Northside Independent School District,
1.600%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	3,675,000	3,544,309
Northwest Harris County Municipal Utility District No. 19:
2.000%, 10/01/2023 (Insured by AGM)	105,000	102,945
3.000%, 10/01/2024 (Insured by AGM)	110,000	108,712
3.000%, 10/01/2025 (Insured by AGM)	275,000	271,340
3.000%, 10/01/2027 (Callable 10/01/2026)(Insured by AGM)	225,000	218,851
Orange County Water Control & Improvement District No. 1,
4.000%, 02/15/2027 (Insured by AGM)	630,000	643,996
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	138,057
Paseo del Este Municipal Utility District No. 10:
4.000%, 08/15/2023 (Insured by AGM)	130,000	130,809
4.000%, 08/15/2024 (Insured by AGM)	180,000	182,052
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	110,000	112,668
Rockwall Independent School District,
0.000%, 02/15/2024 (PSF Guaranteed)	1,270,000	1,205,351
San Antonio Independent School District:
5.000%, 08/15/2027 (PSF Guaranteed)	1,500,000	1,615,547
5.000%, 08/15/2028 (PSF Guaranteed)	750,000	817,694
San Benito Consolidated Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	102,291
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	105,000	103,824
Sherman Independent School District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,000,000	1,023,335
Sienna Municipal Utility District No. 4:
2.000%, 09/01/2027 (Callable 09/01/2025)(Insured by AGM)	500,000	440,508
2.000%, 09/01/2028 (Callable 09/01/2025)(Insured by AGM)	315,000	271,989
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	372,339
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2025 (Insured by AGM)	250,000	258,164
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	100,596
Spring Creek Utility District of Montgomery County:
2.500%, 10/01/2023 (Insured by AGM)	150,000	148,179
3.000%, 10/01/2023 (Insured by AGM)	145,000	144,300
State of Texas:
4.000%, 08/01/2028 (Callable 08/01/2025)	2,500,000	2,542,446
3.200%, 10/01/2028 (Callable 10/01/2025)	3,000,000	2,970,076
Sugar Land Development Corp.,
4.000%, 02/15/2025 (Insured by AGM)	235,000	238,579
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2023	310,000	313,880
5.000%, 11/15/2024	275,000	281,136
5.000%, 10/01/2025 (Pre-refunded to 10/01/2023)	2,110,000	2,144,222
2.250%, 11/15/2025	225,000	213,792
Texas Department of Housing & Community Affairs:
4.000%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)	1,175,000	1,172,683
4.750%, 03/01/2049 (Callable 09/01/2027)(Insured by GNMA)	525,000	527,713
5.500%, 09/01/2052 (Callable 03/01/2032)(Insured by GNMA)	3,000,000	3,143,536
Texas Municipal Gas Acquisition & Supply Corp. I:
3.656%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 10/03/2022) (2)	8,300,000	7,848,361
5.250%, 12/15/2026	835,000	862,396
6.250%, 12/15/2026	2,515,000	2,613,060
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2023	1,000,000	1,007,902
5.000%, 12/15/2025	3,100,000	3,154,977
5.000%, 12/15/2027	6,250,000	6,408,417
Texas Municipal Gas Acquisition and Supply Corp. II,
3.076%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	20,865,000	20,246,997
Texas Public Finance Authority,
5.000%, 12/01/2027 (Callable 06/01/2025)	975,000	1,010,324
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	335,000	332,752
Tioga Independent School District Public Facility Corp.:
4.000%, 08/15/2023	470,000	466,286
4.000%, 08/15/2024	185,000	181,769
3.250%, 08/15/2026 (Callable 08/15/2024)	195,000	182,549
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	277,443
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	51,607
4.000%, 12/01/2024 (Insured by BAM)	425,000	430,459
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	440,000	445,503
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	340,000	341,965
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	460,000	464,884
4.000%, 12/01/2027 (Callable 12/01/2024)(Insured by BAM)	475,000	479,390
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	495,000	498,829
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	455,000	458,519
4.000%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	685,000	689,064
West Harris County Municipal Utility District No. 17,
3.000%, 09/01/2023 (Insured by AGM)	360,000	357,954
Willow Creek Farms Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)	45,000	44,392
3.500%, 09/01/2023 (Insured by AGM)	125,000	125,080
Wink-Loving Independent School District:
5.000%, 02/15/2026 (Pre-refunded to 02/15/2023)(PSF Guaranteed)	1,995,000	2,008,872
5.000%, 02/15/2027 (Pre-refunded to 02/15/2023)(PSF Guaranteed)	530,000	533,685
3.000%, 02/15/2031 (Callable 02/15/2023)(PSF Guaranteed)	60,000	55,306
Total Texas (Cost $219,361,932)		208,552,999	10.9%

Utah
City of Salt Lake City UT,
4.000%, 10/01/2027 (Callable 10/01/2025)	1,220,000	1,245,365
County of Utah UT:
5.000%, 05/15/2057 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	545,000	556,077
5.000%, 05/15/2060 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	400,000	411,209
Duchesne County School District,
5.000%, 06/01/2025	200,000	205,965
Utah Charter School Finance Authority:
5.000%, 04/15/2023 (Insured by UT CSCE)	160,000	161,437
4.000%, 04/15/2024 (Insured by UT CSCE)	100,000	100,366
5.000%, 04/15/2024 (Insured by UT CSCE)	240,000	244,415
5.000%, 10/15/2024 (Insured by UT CSCE)	355,000	364,177
5.000%, 04/15/2025 (Insured by UT CSCE)	135,000	139,117
5.000%, 04/15/2026 (Insured by UT CSCE)	150,000	156,180
3.625%, 06/15/2029 (Callable 06/15/2027) (3)	375,000	336,809
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	35,000	34,754
Utah Infrastructure Agency:
4.000%, 10/15/2023	180,000	181,384
4.000%, 10/15/2024	190,000	191,597
4.000%, 10/15/2025	100,000	101,034
Vineyard Redevelopment Agency,
5.000%, 05/01/2028 (Insured by AGM)	445,000	478,042
Wasatch County School District Board of Education,
4.000%, 02/01/2030 (Callable 02/01/2026)(Insured by SCH BD GTY)	1,000,000	1,020,152
Total Utah (Cost $6,209,461)		5,928,080	0.3%

Vermont
Vermont Educational & Health Buildings Financing Agency:
5.000%, 12/01/2032 (Callable 06/01/2026)	1,120,000	1,141,445
5.000%, 12/01/2033 (Callable 06/01/2026)	2,445,000	2,486,546
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	45,000	43,904
4.000%, 11/01/2048 (Callable 05/01/2027)	965,000	956,694
4.000%, 11/01/2049 (Callable 05/01/2028)(Insured by GNMA)	2,130,000	2,092,996
3.750%, 11/01/2050 (Callable 05/01/2029)(Insured by GNMA)	1,370,000	1,341,201
Vermont Municipal Bond Bank,
5.000%, 12/01/2029 (Callable 12/01/2026)	500,000	531,089
Total Vermont (Cost $9,477,562)		8,593,875	0.5%

Virginia
Alexandria Industrial Development Authority,
5.000%, 10/01/2050 (Pre-refunded to 10/01/2025)	2,275,000	2,379,453
City of Danville VA,
4.000%, 09/01/2026 (Insured by ST AID)	3,460,000	3,550,656
City of Petersburg VA,
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)(Insured by ST AID)	895,000	895,645
Hampton Roads Transportation Accountability Commission,
5.000%, 07/01/2026	5,000,000	5,280,997
Portsmouth Redevelopment & Housing Authority,
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)	3,591,000	3,525,755
Virginia Public Building Authority,
5.000%, 08/01/2029	5,000,000	5,523,729
Wise County Industrial Development Authority,
1.200%, 11/01/2040 (Mandatory Tender Date 05/31/2024) (1)	1,905,000	1,825,650
Total Virginia (Cost $24,340,580)		22,981,885	1.2%

Washington
Central Puget Sound Regional Transit Authority:
2.650%, 11/01/2045 (SIFMA Municipal Swap Index + 0.200%)(Callable 11/01/2025)(Mandatory Tender Date 11/01/2026) (2)	9,000,000	8,873,510
2.900%, 11/01/2045 (SIFMA Municipal Swap Index + 0.450%)(Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	100,000	100,008
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)	260,000	261,019
4.000%, 05/01/2026 (Callable 05/01/2023)	410,000	411,012
5.000%, 05/01/2026 (Insured by BAM)	410,000	431,139
City of Seattle WA,
2.700%, 05/01/2045 (SIFMA Municipal Swap Index + 0.250%)(Callable 05/01/2026)(Mandatory Tender Date 11/01/2026) (2)	8,555,000	8,326,770
County of King WA,
0.875%, 01/01/2042 (Callable 04/01/2025)(Mandatory Tender Date 01/01/2026) (1)	450,000	402,583
King County Housing Authority,
5.000%, 11/01/2026	810,000	850,966
King County Public Hospital District No. 1:
5.000%, 12/01/2031 (Callable 12/01/2026)	1,000,000	1,038,555
5.000%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,277,510
Metropolitan Park District of Tacoma WA,
4.000%, 12/01/2027 (Callable 12/01/2026)	4,630,000	4,583,497
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2023	665,000	666,631
5.000%, 01/01/2024	1,020,000	1,030,550
5.000%, 01/01/2024	700,000	707,155
5.000%, 01/01/2025	445,000	452,699
5.000%, 01/01/2025	735,000	747,559
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 12/01/2022)(Insured by SCH BD GTY)	675,000	675,721
Seattle Housing Authority:
1.250%, 06/01/2024 (Callable 12/01/2023)	2,000,000	1,926,365
4.000%, 09/01/2025 (Callable 03/01/2025)	7,700,000	7,741,595
1.000%, 06/01/2026 (Callable 06/01/2023)	2,000,000	1,828,054
Spokane Public Facilities District,
5.000%, 12/01/2028 (Pre-refunded to 06/01/2023)	550,000	556,291
State of Washington,
5.000%, 07/01/2024 (Callable 10/31/2022)(Insured by ST AID)	55,000	55,100
Tacoma Metropolitan Park District:
5.000%, 12/01/2022	195,000	195,384
3.000%, 12/01/2023	115,000	113,374
5.000%, 12/01/2024	390,000	399,031
4.000%, 12/01/2026	175,000	175,686
4.000%, 12/01/2027	2,010,000	1,992,412
Vancouver Housing Authority,
1.530%, 12/01/2022 (Callable 10/21/2022)	1,780,000	1,775,310
Total Washington (Cost $49,298,182)		47,595,486	2.5%

Wisconsin
Baldwin-Woodville Area School District,
2.000%, 04/01/2023 (Callable 10/31/2022)	110,000	109,045
City of Marinette WI,
4.000%, 05/01/2027 (Callable 05/01/2023)	150,000	150,625
City of Menomonie WI,
3.000%, 12/01/2024	415,000	408,453
City of Milwaukee WI:
5.000%, 04/01/2024	2,000,000	2,037,689
3.000%, 06/01/2030 (Callable 06/01/2026)	455,000	422,003
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	125,000	125,244
City of Plymouth WI,
2.000%, 05/01/2023 (Callable 10/31/2022)	825,000	816,043
Coleman School District,
4.000%, 03/01/2025 (Callable 03/01/2024)	200,000	201,980
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,552,119
Oshkosh Area School District,
2.625%, 03/01/2027 (Callable 03/01/2023)(Insured by BAM)	15,000,000	13,972,759
Palmyra-Eagle Area School District:
3.000%, 03/01/2024 (Callable 03/01/2023)	700,000	674,772
3.000%, 03/01/2025 (Callable 03/01/2023)	175,000	164,413
Public Finance Authority:
5.000%, 10/01/2022 (3)	2,000,000	2,000,000
5.000%, 06/15/2023	395,000	396,473
5.000%, 10/01/2023 (3)	2,000,000	2,001,329
5.000%, 10/01/2024 (3)	1,605,000	1,603,189
3.000%, 03/01/2026 (Callable 10/31/2022) (3)	2,250,000	2,099,136
5.000%, 10/01/2029 (3)	2,850,000	2,789,560
Pulaski Community School District,
2.500%, 03/01/2023 (Callable 10/31/2022)	40,000	39,857
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2024 (ETM)(Insured by NATL)	95,000	88,257
State of Wisconsin,
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	60,642
Town of Delavan WI,
4.500%, 03/01/2024	130,000	132,311
Town of St. Joseph WI,
3.000%, 12/01/2023 (Insured by AGM)	450,000	447,419
Village of DeForest WI,
3.375%, 05/01/2023 (Callable 10/31/2022)	100,000	100,015
Village of Germantown WI,
3.250%, 05/01/2024 (Callable 11/01/2022)	550,000	542,791
Village of Hales Corners WI,
3.000%, 11/01/2022	345,000	344,924
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 10/31/2022)	225,000	224,323
Wisconsin Center District:
5.000%, 12/15/2022	715,000	717,797
5.250%, 12/15/2023 (ETM)(Insured by AGM)	20,000	20,109
5.250%, 12/15/2023 (Insured by AGM)	25,000	25,283
0.000%, 12/15/2024 (Insured by NATL)	115,000	105,621
5.000%, 12/15/2025	245,000	257,474
5.250%, 12/15/2027 (ETM)(Insured by AGM)	50,000	53,259
5.250%, 12/15/2027 (Insured by AGM)	1,295,000	1,375,146
0.000%, 12/15/2028 (Insured by AGM)	315,000	245,136
Wisconsin Health & Educational Facilities Authority:
5.000%, 03/01/2023	300,000	300,481
5.000%, 06/01/2023 (Callable 10/31/2022)	415,000	415,651
5.000%, 12/01/2023	150,000	152,973
4.000%, 09/15/2024 (Pre-refunded to 09/15/2023)	360,000	362,174
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	673,756
2.750%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,385,187
4.000%, 09/15/2025	765,000	753,915
4.000%, 09/15/2025 (Pre-refunded to 09/15/2023)	375,000	377,265
5.000%, 11/01/2025	245,000	242,520
5.000%, 02/15/2026	1,000,000	1,029,226
5.000%, 02/15/2026 (Insured by AGM)	500,000	521,323
5.000%, 10/01/2026	2,000,000	2,113,064
2.250%, 11/01/2026 (Callable 10/21/2022)	190,000	180,634
4.000%, 09/15/2027	830,000	805,312
5.000%, 11/15/2027 (Callable 11/15/2024)	930,000	950,221
5.000%, 08/15/2029 (Callable 08/15/2027)	720,000	763,436
5.000%, 09/15/2029 (Pre-refunded to 09/15/2023)	1,365,000	1,386,246
5.000%, 11/01/2029 (Callable 11/01/2026)	500,000	480,113
5.000%, 12/15/2029 (Callable 12/15/2024)	130,000	133,261
5.000%, 09/15/2030 (Pre-refunded to 09/15/2023)	500,000	507,782
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	220,000	217,490
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	575,000	585,097
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	5,300,000	5,433,159
3.000%, 08/15/2054 (SIFMA Municipal Swap Index + 0.550%)(Callable 10/21/2022)(Mandatory Tender Date 07/26/2023) (2)	530,000	528,653
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	160,000	156,977
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	350,000	346,974
4.250%, 03/01/2049 (Callable 09/01/2028)(Insured by FNMA)	620,000	614,963
Total Wisconsin (Cost $61,413,184)		58,723,049	3.1%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board:
5.000%, 06/15/2023	675,000	680,577
5.000%, 06/15/2024	735,000	748,718
5.000%, 06/15/2025	950,000	974,985
5.000%, 06/15/2026	340,000	349,791
4.000%, 06/15/2029 (Callable 06/15/2025)	1,540,000	1,556,545
4.000%, 06/15/2030 (Callable 06/15/2025)	1,400,000	1,414,779
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	500,000	498,317
3.750%, 12/01/2049 (Callable 12/01/2028)	1,285,000	1,269,377
Total Wyoming (Cost $7,930,592)		7,493,089	0.4%
Total Long-Term Investments (Cost $2,000,158,466)		1,901,992,197	99.3%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 2.04% (4)	902,959	902,959
Total Short-Term Investment (Cost $902,959)		902,959	0.0%
Total Investments (Cost $2,001,061,425)		1,902,895,156	99.3%
Other Assets in Excess of Liabilities		13,122,028	0.7%
TOTAL NET ASSETS		$1,916,017,184	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
MT BRD	Montana Board of Investments
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities totaled $102,006,300, which represented 5.32% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2022.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Short-Term Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,901,992,197	$–	$1,901,992,197
Total Long-Term Investments	–	1,901,992,197	–	1,901,992,197
Short-Term Investment
Money Market Mutual Fund	902,959	–	–	902,959
Total Short-Term Investment	902,959	–	–	902,959
Total Investments	$902,959	$1,901,992,197	$–	$1,902,895,156

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.